Securities Act Registration No. 333- 138261

Investment Company Act Registration No. 811- 21971

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐ Post-Effective Amendment No .1 ☒ and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ☐ ACT OF 1940 Amendment No. _ 3 _ ☒

 (Check appropriate box or boxes.)

XTF Advisors Trust

(Exact Name of Registrant as Specified in Charter)

110 Wall Street, 18th Floor

New York, New York 10005

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  631-470-2600

Emile Molineaux, Secretary

XTF Advisors Trust

450 Wireless Blvd.

Hauppauge, New York 11708

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

X   60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

XTF Advisors Trust

PROSPECTUS

MAY 1, 2008

TACTICAL ALLOCATION PORTFOLIOS

XTF MODERATE CONSERVATIVE PORTFOLIO

XTF MODERATE PORTFOLIO

XTF MODERATE AGGRESSIVE PORTFOLIO

CLS Investment Firm, LLC

4020 South 147th Street

Omaha, Nebraska 68137

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

TACTICAL ALLOCATION PORTFOLIOS
Investment Objectives
Principal Investment Strategies
Principal Investment Risks
Performance
Fees and Expenses

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
The Allocation Models
Other Information About the Portfolios
Additional Risks

HOW TO PURCHASE AND REDEEM SHARES
When Your Order is Processed
Excessive Trading

VALUING PORTFOLIO ASSETS

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
Taxes
Voting and Meetings

MANAGEMENT OF THE PORTFOLIOS
Investment Advisor
Portfolio Managers

NOTICE OF PRIVACY POLICY & PRACTICES

THE PORTFOLIOS

This Prospectus describes three diversified portfolios (the “Portfolios”) of XTF Advisors Trust, a Delaware statutory trust (the “Trust”). CLS Investment Firm, LLC (the “Advisor”) is the Trust’s investment advisor and provides continuous investment management services to the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts [and variable life insurance policies, and to qualified pension and retirement plans and unregistered separate accounts.] Shares are not offered to the general public.

This Prospectus includes important information about the Portfolios that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract [or variable life insurance policy] that you want to purchase. That prospectus contains information about the contract or policy, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

TACTICAL ALLOCATION PORTFOLIOS

Investment Objectives

Each Tactical Allocation Portfolio seeks a different degree of exposure to stocks and bonds. Portfolios in the Tactical Allocation Portfolios represent a continuum along the risk/return spectrum. Additionally, the Advisor seeks capital appreciation by tactically adjusting current asset allocations using a quantitative investment discipline. The investment objective of each Portfolio is described below.

XTF Moderate Conservative Portfolio. This Portfolio seeks capital appreciation and current income.

XTF Moderate Portfolio. This Portfolio seeks capital appreciation and income.

XTF Moderate Aggressive Portfolio. This Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolios pursue their investment objectives by investing in a mix of equity exchange traded funds and fixed-income and real estate exchange traded funds, commonly known as ETFs. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Under normal market conditions, these Portfolios generally will invest in five to fifteen ETFs.

Each Portfolio is constructed by using strategic asset allocation techniques by the Advisor. The Advisor then adds a level of active management by applying tactical asset allocation techniques.  These techniques may increase or decrease equity and fixed income exposure within set tolerance ranges in an effort to minimize risk while attempting to increase the potential for relative return in all market conditions.

The following table shows each Portfolio’s equity and fixed income ETF allocations for the current year. These allocations refer to a Portfolio’s “Neutral Position” and will be considered for adjustment in September of each year if the Advisor believes an adjustment is necessary to respond to current market conditions. The Advisor has the ability to overweight and underweight the equity and fixed income allocations by 20% for the Moderate Conservative Portfolio, 15% for the Moderate Portfolio, and 10% for the Moderate Aggressive Portfolio from the stated Neutral Positions based upon the Advisor’s tactical asset allocation techniques, which take into consideration the U.S. and foreign economies, risk, relative value, and momentum/market conditions. [update]

Portfolio	Equity Allocation	Fixed Income Real Estate Allocation
XTF Moderate Conservative Portfolio	50%	50%
XTF Moderate Portfolio	65%	35%
XTF Moderate Aggressive Portfolio	80%	20%

The Portfolios primarily will invest their assets in ETFs in order to achieve exposure to the various asset classes. The Advisor anticipates investing each Portfolio’s equity allocation primarily in ETFs that invest in common stocks of domestic companies with large, medium and small capitalizations and in ETFs that invest in foreign securities. The Advisor also may invest a portion of the equity allocation in sector-specific ETFs (e.g. an emerging market ETF) and style-specific ETFs (e.g. a value ETF), as well as ETFs that invest in foreign markets.

Within the fixed-income portion of the Portfolio’s strategic asset allocation, the Advisor anticipates investing primarily in ETFs that invest in domestic fixed-income securities, including U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade and non-investment grade corporate debt securities. Some ETFs also may invest in investment grade and non-investment grade debt securities of foreign governments or corporations in either emerging or developed foreign markets. The foreign debt securities in which the Portfolios may indirectly invest may be denominated in either a foreign currency or U.S. dollars.

Finally, each Portfolio may invest a small portion of its assets in money market instruments. Such instruments include traditional cash investments, such as money market funds, repurchase agreements or Treasury Bills.

In selecting ETFs, the Advisor considers, among other things, the cost of the ETF, the index that the ETF seeks to track, and the trading liquidity of the ETF investments.

Principal Investment Risks

All mutual funds carry a certain amount of risk. Each Portfolio’s returns will vary and you could lose money on your investment in the Portfolios. An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Also, an investment in a Portfolio is not a complete investment program. Below are some specific risks of investing in the Portfolios.

Equity ETF Risks

Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of each Portfolio invested in equity ETFs. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk. The value of an ETF may decrease in response to the activities and financial prospects of individual securities held by the ETF, and cause a Portfolio’s share price to fall.

Small and Mid Capitalization Securities Risk. Investments in ETFs that own small and mid capitalization companies may be more vulnerable to adverse business or economic developments than ETFs that invest in larger, more established organizations. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Foreign Securities Risk. Certain of the ETFs may invest in securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities Risk. Certain of the ETFs may invest in securities of issuers located in countries with emerging securities markets. These countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many U.S. companies.

Fixed Income ETF Risks

Credit Risk. The ETFs may invest in fixed income securities, which are subject to credit risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to a Portfolio. An ETF may invest in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Interest Rate Risk. An ETF investing in fixed income securities is subject to interest rate risk. As a result, the share price and total return of a Portfolio investing in that ETF will vary in response to changes in interest rates. If rates increase, the value of a Portfolio’s investments generally will decline, as will the value of your investment in the Portfolio. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Non-Investment Grade Securities Risk. ETFs that invest in high-yield junk bonds involves greater risk because these lower rated bonds have greater risk of default or price decline than investments in investment grade bonds. High-yield junk bonds may have greater price volatility and limited liquidity in the secondary market. This may limit the ability of the ETF to sell such securities at their fair market value. Prices may also be affected by investors’ perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market.

Prepayment Risk. ETFs that invest in mortgage-backed securities are subject to the risk that the value of the mortgage securities may go down as a result of changes in prepayment rates on the underlying mortgages.

REIT ETF Risks

The Portfolios may invest in ETFs that invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon specialized management skills and are not fully diversified. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Investment in REITs also involves risks similar to those associated with investing in small capitalization companies.

Sector and Style Risk

Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Portfolio’s assets in a particular sector, the Portfolio is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment. The sectors in which a Portfolio may be over-weighted will vary. Style risk is the risk that investments within the same style category, like small cap value or large cap growth, will under perform other asset classes not because of the performance of the individual companies in the category, but because of the market’s perception of the style category.

Strategy Risks

“Fund of Funds” Risk. Each Portfolio is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. Investors can invest directly in ETFs and do not have to invest through the Portfolios. The cost of investing in a Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Portfolios will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses. A Portfolio also will incur brokerage costs when it purchases ETFs. The ETFs in which the Portfolios invest will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks. Certain securities comprising the benchmarks tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable benchmarks.

Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Portfolio invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results. In addition, a Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

No History of Operations. Each Portfolio is a new mutual fund and has no history of operations.

Performance

Performance information is not included because the Portfolios do not have a full calendar year of performance as of the date of this Prospectus.

Fees and Expenses

The following tables describe the annual operating expenses that you indirectly pay if you invest in the Portfolios through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolios. However, each insurance contract or policy and separate account assesses fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or policy or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract or policy prospectus for a complete description of fees and expenses.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	XTF Moderate Conservative	XTF Moderate	XTF Moderate Aggressive
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.72%	0.72%	0.72%
Fee Waiver/Expense Reimbursement[3]	0.07%	0.07%	0.07%
Net Total Annual Fund Operating Expenses	0.65%	0.65%	0.65%

1

Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

2

Each Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests. Each Portfolio’s estimated indirect expenses of investing in the underlying ETFs represent the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2008. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements, if any, (or the financial highlights, if any, in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be 0.55%.

3

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.48% of the average daily net assets through [______ __, 200_]. The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of 0.48% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	XTF Moderate Conservative	XTF Moderate	XTF Moderate Aggressive
1 Year	$66	$66	$66
3 Years	$223	$223	$223

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The Allocation Models

The Advisor manages the Portfolios using Strategic Asset Allocation (“SAA”) techniques, and Tactical Asset Allocation (“TAA”) techniques.

First, to generate appropriate risk-based and target date allocations, the Advisor uses SAA to determine each Portfolio's allocation among the various equity and fixed income and real estate asset classes.   SAA is an investment process, based on quantitative research regarding the risk and return characteristics of the various asset classes, as well as the Advisor's outlook for financial markets.

Once the initial SAA is determined for each Portfolio, the Advisor selects what it believes to be the ETF(s) within each asset class that has the optimal characteristics for the investment strategy. This selection is based on factors such as how well the ETF’s performance mirrors the index it seeks to track, and whether the ETF is liquid and can be easily bought and sold.

Next, the Advisor applies its TAA techniques to the SAA.   If the TAA techniques indicate that a particular equity asset class may outperform the fixed income investments, the Advisor may increase the Portfolio's investment in that equity asset class, and decrease the Portfolio's investment in those that appear less favorable.

The TAA techniques evaluate the relationships between market movements and economic, fundamental and technical factors.  The techniques are informed by, among other things, different factors that influence the performance of individual equity asset classes such as:

1.

The overall economy (including monetary policy and interest rates);

2.

Relative value of equity versus fixed income assets (fundamental variables such as price-to-book, earnings yield and dividend yields are used to measure relative value);

3.

The level of risk (measurements such as historical variances of returns are used to judge the level of uncertainty in the markets).

4.

Technical indicators (such as market momentum).

The TAA techniques may provide an indication of the overall bullishness or bearishness of an equity asset class.  When the information changes, the Advisor may rebalance the portfolios in accordance with the TAA techniques. The tactical re-allocations are limited to 20% for the Moderate Conservative Portfolio, 15% for the Moderate Portfolio, and 10% for the Moderate Aggressive Portfolio.

The ETFs in which the Portfolios may invest include those that seek to track the indices set forth below by asset class. Because more than one index can represent an asset class, a representative, but not exhaustive list is provided below. In addition, the ETFs may include ETFs that track different indices within these assets classes, or indices corresponding to asset classes that are not listed below. There can be no assurances that any Portfolio will invest in any particular asset class, or that any particular index and corresponding ETF will be used by any of the Portfolios. The Advisor may, at its discretion, add other asset classes, indices and ETFs.

Large-Cap Indices

Dow Jones Select Dividend Index

Russell 1000® Index

Russell 1000® Value Index

Russell 1000® Growth Index

S&P 500 Index

S&P 100 Index NYSE 100 Index

Mid-Cap Indices

Russell Midcap® Index

Russell Midcap® Value Index

Russell Midcap® Growth Index

Small-Cap Indices

Russell 2000® Index

Russell 2000® Value Index

Russell 2000® Growth Index

S&P SmallCap 600 Index

Fixed Income Indices

Goldman Sachs $ InvesTop Index

Lehman Brothers 1-3 Year US Treasury Index

Lehman Brothers 7-10 Year US Treasury Index

Lehman Brothers U.S. Aggregate Index

Lehman Brothers U.S. Treasury Inflation Notes Index

International Indices

MSCI EAFE Index

MSCI Emerging Markets Index

Real Estate Indices

Morgan Stanley U.S. REIT Index

MSCI

Other Information About The Portfolios

The investment objective of each Portfolio may be changed without shareholder approval. However, the Trust will provide written notification to shareholders at least 60 days in advance of any change in a Portfolio’s investment policies that would enable the Portfolio to invest less than 80% of its assets in ETF investments. The Portfolios intend to invest in unaffiliated ETFs that are publicly traded, rather than the issuer’s “creation units,” which are sold prior to public trading on the exchange.

From time to time, each Portfolio may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions. Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements. If a Portfolio invests in shares of a money market fund or other investment company, the shareholders of the Portfolio generally will be subject to duplicative management fees.

These temporary defensive positions may be inconsistent with a Portfolio’s principal investment strategy and, as a result of engaging in these temporary measures, a Portfolio may not achieve its investment objective.

Additional Risks

The following information describes some of the additional risks of investing in the Portfolios:

Commodity Risk. The ETFs may invest in directly or indirectly in commodities. Commodities include metals, such as gold and silver; agricultural products such as wheat, cotton, sugar and coffee; livestock, including cattle and pork bellies; and minerals, such as crude oil. The ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures contracts and options on futures contracts. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.

High Yield Securities Risk. The ETFs may invest in high yield securities, also known as “junk bonds.” High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the ETFs to sell high yield securities at the price at which it is being valued for purposes of calculating net asset value.

Emerging Market Risks. An ETF may invest in issuers located in emerging markets. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible restrictions on repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an ETF. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Investing Risk. Because the Portfolios may invest in ETFs that invest in American Depositary Receipts (“ADRs”) and foreign securities, the Portfolios are subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, as well as more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Portfolio’s performance to fluctuate more than if it invested in an ETF that held only U.S. securities.

Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by an ETF does not imply that the shares of the Portfolios or ETFs are guaranteed or that the price of the shares will not fluctuate. In addition, securities issued by Freddie Mac, Fannie Mae and the Federal Home Loan Banks are not obligations of, or insured by, the U.S. government. If a U.S. government agency or instrumentality in which an ETF invests defaults and the U.S. government does not stand behind the obligation, the share price of a Portfolio investing in that ETF could fall.

REIT ETF Risk. The Portfolios may invest in ETFs that invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, not all REITs are diversified, and they are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Sector Risk. Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Portfolio’s assets in a particular sector, the Portfolio is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment. The sectors in which a Portfolio may be overweighted will vary.

Smaller Company Risk. Each Portfolio may invest in an ETF that invests in smaller capitalization companies. The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than do larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Sovereign Obligation Risk. The ETFs may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Information about the Trust’s policies and procedures with respect to disclosure of a Portfolio’s securities holdings is included in the Statement of Additional Information.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this prospectus, the Portfolios are intended to be sold to certain separate accounts of participating life insurance companies in connection with variable annuity and variable life insurance policies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable life or variable annuity contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts and variable life insurance policies. All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or variable life insurance policies or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract or variable life insurance policy. Redemptions are processed on any day on which the Trust is open for business.

Due to differences in tax treatment and other considerations, the interests of various contract owners and qualified plans may not always be the same and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

When Your Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or qualified pension or retirement plan, in proper form. All requests received in proper form by a participating life insurance company, or qualified pension or retirement plan before 4:00 p.m. Eastern time will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day. The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Trust.

The USA PATRIOT Act requires financial institutions, including the Trust, to adopt certain policies and procedures to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Excessive Trading

Frequent trading into and out of the Portfolios can harm all shareholders by disrupting a Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolios are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Trust reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Trust nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor also may bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Trust.

Because purchase and sale transactions are submitted to the Trust on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Trust is not able to identify market timing transactions by individual variable insurance contract holders. Short of rejecting all transactions made by a separate account, the Trust lacks the ability to reject individual short-term trading transactions. The Trust, therefore, will rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. The Trust will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. The Trust will seek to apply these policies uniformly. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts and there can be no assurances that the Trust will be able to do so. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to disruptive trading activity.

VALUING PORTFOLIO ASSETS

Shares of each Portfolio are sold at net asset value (“NAV”). The NAV of a Portfolio is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. The NYSE is closed on weekends and most national holidays. The NAV is determined by dividing the value of each Portfolio’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The NAV takes into account the expenses and fees of each Portfolio, including management, administration, and distribution fees, which are accrued daily. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or qualified pension or retirement plan, in proper form before the close of trading on the NYSE on that day.

Generally, the ETFs and other securities owned by each Portfolio are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Portfolios may use independent pricing services to assist in calculating the value of their securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Portfolio. Because the Portfolios will invest in ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the ETFs do not price their shares, the value of each Portfolio’s portfolio securities (i.e., ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell shares of the Portfolios. If events materially affecting the values of a Portfolio’s securities, particularly ETFs holding foreign securities, occur after the close of trading on a foreign market but before each Portfolio prices its shares, the securities will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Portfolio calculates its NAV, the Advisor may need to price the ETF holding the security using the Trust’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.

Fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in shares of a Portfolio unless an election is made on behalf of a separate account to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

Taxes

The Portfolios intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolios are not subject to federal income tax on that part of their taxable income that they distribute to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. The Portfolios intend to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered only to the separate accounts of participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolios, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts invested in the Portfolio would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolios. The Portfolios intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides an alternative, whereby a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable.

For a more complete discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the prospectus for the applicable policy or annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolios and you. Please see the Statement of Additional Information for a more detailed discussion. You also are urged to consult your tax adviser.

Voting and Meetings

If required by the Securities and Exchange Commission, the insurance company that issued your variable annuity contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. Insurance companies may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which they did receive instructions (either for or against a proposal). To the extent your insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitutes a quorum (or one third of a Portfolio if the matter relates only to that Portfolio).

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

CLS Investment Firm, LLC, a Nebraska limited liability company (“CLS” or the “Advisor”), serves as investment advisor to each Portfolio effective February 25, 2008, pursuant to an interim advisory agreement approved by the Board of Trustees of the Trust on February 22, 2008.  CLS has been an investment advisor to individuals, employee benefit plans, trusts, and corporations since 1989 and has managed its own proprietary funds for ten years. As of February 26, 2008, CLS managed approximately $3.74 billion in assets. CLS maintains its principal offices at 4020 South 147th Street, Omaha, Nebraska 68137. CLS is an affiliate of Gemini Fund Services, LLC and Aquarius Fund Distributors, LLC.  CLS provides continuous investment management services to the Portfolios.

Each Portfolio is authorized to pay the Advisor a fee equal to 0.40% of its average daily net assets.  A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement with the Advisor will be available in the Portfolios' semi-annual report to shareholders for the period ending June 30, 2008.

In addition to investment advisory fees, each Portfolio pays other expenses, including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent necessary to limit Portfolio expenses, at least until [______ __, 200_], so that the total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses,) of each Portfolio do not exceed specified limits as described under “Fees and Expenses”.  Waivers and expense reimbursements may be recouped by the Advisor from the applicable Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or reimbursed.

The Trust may pay service providers that provide investor services to individuals who, through insurance company separate accounts or through pension and retirement plans, invest in shares of the Portfolios (“Investors”). The Trust may make these payments directly to the service providers, or indirectly through the Advisor or the Trust’s distributor.  The Advisor and the Trust’s distributor also may make these payments directly from their own resources.  Investor services include some or all of the following: printing prospectuses and Statements of Additional Information and mailing them to Investors or to financial advisers who allocate investments on behalf of Investors; forwarding communications from the Trust to Investors or financial advisors, including proxy solicitation material and annual and semi-annual reports; assisting Investors who wish or need to change financial advisors; and providing support services to financial advisors, including, but not limited to:  (a) providing financial advisors with updates on policies and procedures; (b) answering questions of financial advisors regarding the portfolio investments; (c) providing performance information to financial advisors regarding the Portfolios; (d) providing information to financial advisors regarding the Portfolios’ investment objectives; (e) providing Investor account information to financial advisors.

PORTFOLIO MANAGERS

The Portfolio Management Team includes: Robert Jergovic, CFA, Scott Kubie, CFA, Dennis Guenther, CFA and J. J. Schenkelberg, CFA. Each member of the Portfolio Management Team also serves as a portfolio manager of one or more of CLS’s proprietary mutual funds.  “CFA” stands for Chartered Financial Analyst, a professional designation.

Mr. Jergovic, Chief Investment Officer of the Advisor, is primarily responsible for research and analysis of the financial markets, and serves as a primary portfolio manager of the Portfolios.  Mr. Jergovic has been a portfolio manager of CLS proprietary mutual funds since August of 2002 and has worked for the Advisor since 2000. Prior to joining CLS, Mr. Jergovic served as a Registered Representative for PFG Distribution Company (1998-1999) and Vice President of Investment Management and Assistant Treasurer for Guarantee Life Insurance Company (1994-2000).

Mr. Kubie, Executive Vice President and Chief Investment Strategist of the Advisor, is responsible for the implementation of the risk budgeting methodology and also serves as a primary portfolio manager of the Portfolios.  Mr. Kubie has been a portfolio manager of CLS proprietary mutual funds since August of 2002.  Mr. Kubie has worked for the Advisor since March 2001 as a portfolio manager with CLS and its predecessor. Prior to joining CLS, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm (1999-2001).

Mr. Guenther serves as a portfolio manager of the Portfolios and as a member of the Team.  Mr. Guenther has been a portfolio manager of CLS proprietary mutual funds since August of 2002 and has worked for the Advisor since 1997 as a Database/Interface Manager.

Ms. Schenkelberg serves as a portfolio manager of the Portfolios and as a member of the Team.  She joined CLS in December of 2004 as a portfolio manager of CLS proprietary mutual funds. She also is responsible for separate account and mutual fund portfolio management. In addition, she helps maintain investor relationships. Prior to joining CLS, Ms. Schenkelberg was a Senior Financial Analyst with First National Bank of Omaha, Wealth Management Group. She has more than nine years of experience in the financial services industry.

The Portfolios’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolios.

FINANCIAL HIGHLIGHTS

Financial highlights are not included because the Portfolios did not commence operations by their fiscal year end of December 31 of each year.

NOTICE OF PRIVACY POLICY & PRACTICES

The privacy of our shareholders is important to us. The Trust is committed to maintaining the confidentiality, integrity and security of shareholder information. When a shareholder provides personal information, the Trust believes that the shareholder should be aware of policies to protect the confidentiality of that information.

Because shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts, and to qualified pension and retirement plans and unregistered separate accounts, the Trust does not collect personal information about you, the underlying investor. The Trust collects the following nonpublic personal information from the separate accounts:

•

Information we receive from the shareholder on or in applications or other forms, correspondence, or conversations, including, but not limited to account name, address, phone number, tax ID number; and

•

Information about shareholder transactions with us, our affiliates, or others, including, but not limited to, account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The privacy policy of your financial intermediary governs how your nonpublic personal information can be shared with non-affiliated third parties.

FOR MORE INFORMATION

XTF ADVISORS TRUST

Advisor	CLS Investment Firm, LLC 4020 South 147th Street Omaha, NE 68137
Distributor	Aquarius Fund Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street, 25th Floor New York, NY 10286

Several additional sources of information are available to you.  The Statement of Additional Information dated May 1, 2008 (the “SAI”), contains detailed information on Portfolio policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Portfolios' affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Portfolio’s performance results as of the Portfolio's latest semi-annual or annual fiscal year end.

Call the Portfolios at 1-877-645-1707 or visit www.xtf.com to obtain free copies of the SAI, the annual report and the semi-annual report, or to request other information about the Portfolios and to make shareholder inquiries.

You may review and obtain copies of the Portfolios' information at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Portfolio is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-21971

CLS Investment Firm, LLC • 4020 South 147th Street • Omaha, NE 68137

XTF Advisors Trust

Class I

Class II

PROSPECTUS

MAY 1, 2008

TARGET DATE PORTFOLIOS

ETF 2010 PORTFOLIO

ETF 2015 PORTFOLIO

ETF 2020 PORTFOLIO

ETF 2025 PORTFOLIO

ETF 2030 PORTFOLIO

ETF 2040+ PORTFOLIO

TACTICAL ALLOCATION PORTFOLIOS

ETF 20 PORTFOLIO

ETF 40 PORTFOLIO

ETF 50 PORTFOLIO

ETF 60 PORTFOLIO

ETF 70 PORTFOLIO

ETF 80 PORTFOLIO

ETF 100 PORTFOLIO

CLS Investment Firm, LLC

4020 South 147th Street

Omaha, Nebraska 68137

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

TARGET DATE PORTFOLIOS

Investment Objectives

Principal Investment Risks

Performance

Fees and Expenses:

TACTICAL ALLOCATION PORTFOLIOS

Investment Objectives

Principal Investment Strategies

Principal Investment Risks

Performance

Fees And Expenses

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The Allocation Models

Other Information About the Portfolios

Additional Risks

HOW TO PURCHASE AND REDEEM SHARES

Deciding which Share Class to Purchase

When Your Order is Processed

EXCESSIVE TRADING

DISTRIBUTION PLAN

VALUING PORTFOLIO ASSETS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Taxes

Voting and Meetings

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Portfolio Managers

NOTICE OF PRIVACY POLICY & PRACTICES

THE PORTFOLIOS

This Prospectus describes several diversified portfolios (the “Portfolios”) of XTF Advisors Trust, a Delaware statutory trust (the “Trust”).  CLS Investment Firm, LLC (the “Advisor”) is the Trust’s investment advisor and provides continuous investment management services to the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies.  The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain unregistered separate accounts.  Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts [and variable life insurance policies, and to qualified pension and retirement plans and unregistered separate accounts.]  Shares are not offered to the general public.

The Portfolios are divided into two series:

•

The Target Date Portfolios are designed for individuals who are investing for retirement or who have other long-term investment goals.

•

The Tactical Allocation Portfolios allow investors to select the risk/return profile appropriate to their situation and objectives.

Each Portfolio will invest, under normal circumstances, at least 80% of its assets in exchange traded funds (“ETFs”).

This Prospectus includes important information about the Portfolios that you should know before investing.  You should read this Prospectus and keep it for future reference.  You also should read the separate account prospectus for the variable annuity contract [or variable life insurance policy] that you want to purchase.  That prospectus contains information about the contract or policy, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

TARGET DATE PORTFOLIOS

INVESTMENT OBJECTIVES

Each Target Date Portfolio seeks a combination of capital appreciation, preservation of capital and income generation consistent with its current asset allocation.  Portfolios in this series are designed for individuals who are investing for retirement or who have other long-term goals.  The date on which an investor expects to retire is referred to as the Portfolio's “target date.”

Principal Investment Strategies

Each Portfolio seeks its investment objective by first developing a strategic asset allocation that is  consistent with the risk-return profile it believes appropriate for the target date.  Each Portfolio's allocation among the various asset classes (such as large cap value, small cap growth, foreign, and corporate bonds) is determined by the Advisor.  More information about the Advisor's method of selecting the ETF(s) for each Portfolio, is included under the heading “Additional Information about Investment Strategies.”  Additionally, the Advisor seeks capital appreciation by tactically adjusting the asset allocation of the Portfolios.  The tactical adjustments increase or decrease equity exposures in the strategic asset allocation and seek to enhance return while minimizing risk.  As each Portfolio nears its target date, its emphasis on capital appreciation decreases and its emphasis on capital preservation and current income increases.

Each Portfolio primarily invests in exchange traded funds, commonly known as ETFs.  In general, an ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.  Each Portfolio’s actual asset allocation among the ETFs is intended to match its current target asset allocation.  At any given time, however, the actual asset allocation may change due to a variety of factors, such as a change in market conditions.  Under normal market conditions, these Portfolios generally invest in five to fifteen ETFs.  The ETFs in which the Portfolios' invest track various indexes, including large cap, mid cap, and small cap equity, fixed income, international, and real estate indexes.

ETF 2010 Portfolio.  This Portfolio has a target date of 2010.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2010.  As of December 31, 2007, approximately 69% of the Portfolio’s assets were allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2010, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate investment trusts (i.e. REIT) ETFs.  In 20 years after 2010, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2010 Portfolio’s Year-End 2007 ETF target asset allocation:

International

[__]%

Large Cap

[__]%

Mid Cap

[__]%

Small Cap

[__]%

20 yr. Government

[__]%

5 yr. Government

[__]%

Corporate Bonds

[__]%

Real Estate

[__]%

ETF 2015 Portfolio.  This Portfolio has a target date of 2015.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2015.  As of December 31, 2007, approximately 7587% of the Portfolio’s assets were allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2015, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2015, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2015 Portfolio’s Year-End 2007 ETF target asset allocation:

International

[__]%

Large Cap

[__]%

Mid Cap

[__]%

Small Cap

[__]%

20 yr. Government

[__]%

5 yr. Government

[__]%

Real Estate

[__]%

ETF 2020 Portfolio.  This Portfolio has a target date of 2020.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2020. As of December 31, 2007, approximately 94% of the Portfolio’s assets were allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2020, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2020, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2020 Portfolio’s Year-End 2007 ETF target asset allocation:

International

[__]%

Large Cap

[__]%

Mid Cap

[__]%

Small Cap

[__]%

5 yr. Government

[__]%

20 yr. Government

[__]%

Corporate Bonds

[__]%

Real Estate

[__]%

ETF 2025 Portfolio.  This Portfolio has a target date of 2025.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2025.  As of December 31, 2007, approximately 995% of the Portfolio’s assets were allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2025, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2025, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2025 Portfolio’s Year-End 2007 ETF target asset allocation:

International

[__]%

Large Cap

[__]%

Mid Cap

[__]%

Small Cap

[__]%

20 yr. Government

[__]%

5 yr. Government

[__]%

Corporate Bonds

[__]%

Real Estate

[__]%

ETF 2030 Portfolio.  This Portfolio has a target date of 2030.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2030. As of December 31, 2007, approximately 100% of the Portfolio’s assets were allocated to ETFs that invest in equity securities. The Portfolio’s asset allocation will become more conservative over time.  In 2030, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2030, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2030 Portfolio’s Year-End 2007 ETF target asset allocation:

International

[__]%

Large Cap

[__]%

Mid Cap

[__]%

Small Cap

[__]%

ETF 2040+ Portfolio.  This Portfolio has a target date beyond 2040.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2040. As of December 31, 2007, approximately 100% of the Portfolio’s assets were allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2040, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2040, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2040+ Portfolio’s Year-End 2007 ETF target asset allocation:

International

[__]%

Large Cap

[__]%

Mid Cap

[__]%

Small Cap

[__]%

Each Portfolio is constructed by designing a strategic asset allocation progression, or “glide path” appropriate to the specific target date reflected in the Portfolio’s name.  The longer the time to the target date, the greater the allocations to equities - particularly to domestic large cap ETFs and developed foreign markets and, to a lesser extent, to domestic small-cap, mid-cap and other international asset classes such as emerging markets.  As the Portfolio approaches its target date, strategic allocations to asset classes that can experience higher short-term volatility are reduced in favor of strategic allocations to asset classes that have normally experienced less short-term volatility.  In addition, as its target date approaches, each Portfolio steadily increases emphasis on those asset classes with the potential to provide higher income, and with capital appreciation as a secondary objective.  Thus, over time the allocations of each of the Target Date Portfolios will steadily shift toward a greater percentage of domestic fixed-income asset classes.

The following table shows each Portfolio’s equity and fixed income strategic asset allocations as of year-end 2007.  These allocations are referred to as a Portfolio’s “Neutral Position” and will be adjusted annually, in August of each year, unless the Advisor believes an adjustment is necessary to respond to current market conditions.  The Advisor has the ability to overweight and underweight the equity and fixed income allocations of a Portfolio by +/- 20% from the stated Neutral Positions based upon the Advisor's asset allocation outlook, which takes into consideration, among other factors,  the dynamics of U.S. and foreign economies, risk, relative value, and momentum/market conditions.   [update]

Portfolio	Equity Allocation	Fixed Income Allocation
ETF 2010 Portfolio	60%	40%
ETF 2015 Portfolio	75%	25%
ETF 2020 Portfolio	82.5%	17.5%
ETF 2025 Portfolio	90%	10%
ETF 2030 Portfolio	100%	0%
ETF 2040+ Portfolio	100%	0%

As a Portfolio’s target date approaches, its Neutral Position is adjusted year by year, gradually decreasing its strategic allocation to equity securities and increasing its allocation to fixed-income investments.  At the retirement date or the target date, it is anticipated that the Neutral Position will be approximately 50% equity and 50% fixed income and real estate.  For example, in 2020, the ETF 2020 Portfolio will have a strategic asset allocation of 50% equities, and 50% fixed income and real estate.  From the retirement year, the Neutral Position for the Portfolio’s equity allocation will continue to decrease until, 20 years after the target date, at which point the Neutral Position will stay at 20% equity and 80% fixed income and real estate.

The Portfolios normally will invest their assets in ETFs  in order to achieve exposure to the various asset classes. The Advisor anticipates investing each Portfolio’s equity allocation primarily in ETFs that invest in common stocks of domestic companies with large, medium and small capitalizations and in ETFs that invest in foreign securities.  The Advisor also may invest a portion of the equity allocation in country-, sector- and style-specific ETFs.

Within the fixed-income portion of the Portfolio’s strategic asset allocation, the Advisor anticipates investing primarily in ETFs that invest in U.S. dollar-denominated investment-grade, fixed-income securities, including U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade corporate debt securities (BBB- or higher by Standard & Poor's Corporation, Baa3 or higher by Moody's Investors Service, Inc.).  The Advisor also may invest a portion of the fixed income allocation in non-investment grade debt securities, and in investment grade and non-investment grade debt securities of foreign governments or corporations in either emerging or developed foreign markets.  The foreign debt securities in which the Portfolios may indirectly invest may be denominated in either a foreign currency or U.S. dollars.

Finally, each Portfolio may invest a portion of its assets in money market instruments. Such instruments include traditional cash investments, such as money market funds, repurchase agreements or Treasury Bills.

In selecting ETFs, the Advisor considers, among other criteria, the cost of the ETF, the benchmark index that the ETF seeks to track and the trading liquidity of the ETF.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk.  Each Portfolio’s returns will vary and you could lose money on your investment in the Portfolios.  An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.  Also, an investment in a Portfolio is not a complete investment program.  Below are some specific risks of investing in the Portfolios.

Equity ETF Risks

Market Risk.  Overall stock market risks affect the value of ETFs, and thus the share price of each Portfolio invested in equity ETFs.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk.  The value of an ETF may decrease in response to the activities and financial prospects of individual securities held by the ETF, and cause a Portfolio's share price to fall.

Small and Mid Capitalization Securities Risk. Investments in ETFs that own small and mid capitalization companies may be more vulnerable to adverse business or economic developments than ETFs that invest in larger, more established organizations. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Foreign Securities Risk.  Certain of the ETFs may invest in securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities Risk.  Certain of the ETFs may invest in securities of issuers located in countries with emerging securities markets. These countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many U.S. companies.

Fixed Income ETF Risks

Credit Risk.  The ETFs may invest in fixed income securities, which are subject to credit risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to a Portfolio.  An ETF may invest in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Interest Rate Risk.  An ETF investing in fixed income securities is subject to interest rate risk.  As a result, the share price and total return of a Portfolio investing in that ETF will vary in response to changes in interest rates.  If rates increase, the value of a Portfolio’s investments generally will decline, as will the value of your investment in the Portfolio.  Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Non-Investment Grade Securities Risk.  ETFs that invest in high-yield junk bonds involves greater risk because these lower rated bonds have greater risk of default or price decline than investments in investment grade bonds. High-yield junk bonds may have greater price volatility and limited liquidity in the secondary market. This may limit the ability of the ETF to sell such securities at their fair market value. Prices may also be affected by investors’ perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market.

Prepayment Risk.  ETFs that invest in mortgage-backed securities are subject to the risk that the value of the mortgage securities may go down as a result of changes in prepayment rates on the underlying mortgages.

REIT ETF Risks

The Portfolios may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  REITs are dependent upon specialized management skills and are not fully diversified.  They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.  Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.  Investment in REITs also involves risks similar to those associated with investing in small capitalization companies.

Sector and Style Risks

Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Portfolio's assets in a particular sector, the Portfolio is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment.  The sectors in which a Portfolio may be over-weighted will vary.  Style risk is the risk that investments within the same style category, like small cap value or large cap growth, will under perform other asset classes not because of the performance of the individual companies in the category, but because of the market's perception of the style category.

Strategy Risks

“Fund of Funds” Risk.  Each Portfolio is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs.  Investors can invest directly in ETFs and do not have to invest through the Portfolios.  The cost of investing in a Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares.  Investors in the Portfolios will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses.  A Portfolio also will incur brokerage costs when it purchases ETFs.  The ETFs in which the Portfolios invest will not be able to replicate exactly the performance of the indices they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Portfolio invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, a Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

Brief History of Operations.  Each Portfolio is a relatively new mutual fund and has a brief, or no, history of operations.

PERFORMANCE

Performance information is not included because the Portfolios do not have a full calendar year of performance as of the date of this Prospectus.

FEES AND EXPENSES:

The following tables describe the annual operating expenses that you indirectly pay if you invest in the Portfolios through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolios.  However, each insurance contract or policy and separate account assesses fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or policy or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract or policy prospectus for a complete description of fees and expenses.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS I SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2010	ETF 2015	ETF 2020
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	34.25%	32.91%	13.03%
Acquired Fund Fees and Expenses[1]	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%
Fee Waiver/Expense Reimbursement[2]	[_.__]%	[_.__]%	[_.__]%
Net Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2025	ETF 2030	ETF 2040+
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	22.44%	15.89%	20.48%
Acquired Fund Fees and Expenses[1]	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%
Fee Waiver/Expense Reimbursement[2]	[_.__]%	[_.__]%	[_.__]%
Net Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

1 Each Portfolio’s shareholders indirectly bear the expenses of the Underlying ETFs in which the Portfolio invests.  Each Portfolio’s indirect expenses of investing in the Underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Portfolio’s average invested balance in each Underlying ETF, the number of days invested, and each Underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.  Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses would have been as follows:

	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF 2030	ETF 2040+
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%	[_.__]%	[_.__]%	[_.__]%

2 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.65% of Class I shares average daily net assets through [______ __, 200_].  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of 0.65% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Portfolio within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year one).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF2030	ETF 2040+
1 Year	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
3 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
5 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
10 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]

CLASS II SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2010	ETF 2015	ETF 2020
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	207.89%	118.60%	25.35%
Acquired Fund Fees and Expenses[1]	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%
Fee Waiver/Expense Reimbursement[2]	[_.__]%	[_.__]%	[_.__]%
Net Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2025	ETF 2030	ETF 2040+
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	118.54%	127.44%	546.66%
Acquired Fund Fees and Expenses[1]	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%
Fee Waiver/Expense Reimbursement[2]	[_.__]%	[_.__]%	[_.__]%
Net Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

 1 Each Portfolio’s shareholders indirectly bear the expenses of the Underlying ETFs in which the Portfolio invests. Each Portfolio’s indirect expenses of investing in the Underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Portfolio’s average invested balance in each Underlying ETF, the number of days invested, and each Underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.  Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses would have been as follows:

	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF 2030	ETF 2040+
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%	[_.__]%	[_.__]%	[_.__]%

2The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds,  taxes, and extraordinary expenses, do not exceed a maximum of .65% of Class II shares average daily net assets through [______ __, 200_].  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses  to exceed the maximum amount of .65% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Portfolio within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year one).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class II	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF2030	ETF 2040+
1 Year	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
3 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
5 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
10 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]

TACTICAL ALLOCATION PORTFOLIOS

INVESTMENT OBJECTIVES

Each Tactical Allocation Portfolio seeks a different degree of exposure to stocks and bonds.  Portfolios in the Tactical Allocation Portfolios represent a continuum along the risk/return spectrum.  Additionally, the Advisor seeks capital appreciation by tactically adjusting current asset allocations.  The investment objective of each Portfolio is described below.

ETF 20 Portfolio.  This Portfolio seeks capital preservation and current income.

ETF 40 Portfolio.  This Portfolio seeks capital preservation and current income.

ETF 50 Portfolio.  This Portfolio seeks capital appreciation and income.

ETF 60 Portfolio.  This Portfolio seeks capital appreciation and income.

ETF 70 Portfolio.  This Portfolio seeks capital appreciation and some income.

ETF 80 Portfolio.  This Portfolio seeks long-term capital appreciation.

ETF 100 Portfolio.  This Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolios pursue their investment objectives by investing in a mix of equity ETFs and fixed-income and real estate ETFs.  Under normal market conditions, these Portfolios generally will invest in five to fifteen ETFs.  Each Portfolio is constructed by implementing a strategic asset allocation process by the Advisor.  The Advisor then adds a level of active management by applying a tactical asset allocation process.  This dynamic model may increase or decrease equity and fixed income exposure within set tolerance ranges in an effort to minimize risk while attempting to increase the potential for relative return in all market conditions.

The following table shows each Portfolio’s equity and fixed income ETF allocations as of year-end 2007.  These allocations refer to a Portfolio’s “Neutral Position” and will be considered for adjustment in September of each year if the Advisor believes and adjustment is necessary to respond to current market conditions.  The Advisor has the ability to overweight and underweight the equity and fixed income allocations  by +/- 20% from the stated Neutral Positions based upon the Advisor's tactical strategy, which takes into consideration, among other things, the U.S. and foreign economies, risk, relative value, and momentum/market conditions.  [update]

Portfolio	Equity Allocation	Fixed Income & Real Estate Allocation
ETF 20 Portfolio	20%	80%
ETF 40 Portfolio	40%	60%
ETF 50 Portfolio	50%	50%
ETF 60 Portfolio	60%	40%
ETF 70 Portfolio	70%	30%
ETF 80 Portfolio	80%	20%
ETF 100 Portfolio	100%	0%

The Portfolios primarily will invest their assets in ETFs in order to achieve exposure to the various asset classes.  The Advisor anticipates investing each Portfolio's equity allocation primarily in ETFs that invest in common stocks of domestic companies with large, medium and small capitalizations and in ETFs that invest in foreign securities.  The Advisor also may invest a portion of the equity allocation in sector-specific ETFs (e.g. an emerging market ETF) and style-specific ETFs (e.g. a value ETF), as well as ETFs that invest in foreign markets.

Within the fixed-income portion of the Portfolio's strategic asset allocation, the Advisor anticipates investing primarily in ETFs that invest in domestic fixed-income securities, including U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade and non-investment grade corporate debt securities.  Some ETFs also may invest in investment grade and non-investment grade debt securities of foreign governments or corporations in either emerging or developed foreign markets.  The foreign debt securities in which the Portfolios may indirectly invest may be denominated in either a foreign currency or U.S. dollars.

Finally, each Portfolio may invest a small portion of its assets in money market instruments.  Such instruments include traditional cash investments, such as money market funds, repurchase agreements or Treasury Bills.

In selecting ETFs, the Advisor considers, among other things, the cost of the ETF, the index that the ETF seeks to track, and the trading liquidity of the ETF investments.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk.  Each Portfolio’s returns will vary and you could lose money on your investment in the Portfolios.  An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.  Also, an investment in a Portfolio is not a complete investment program.  Below are some specific risks of investing in the Portfolios.

Equity ETF Risks

Market Risk.  Overall stock market risks affect the value of ETFs, and thus the share price of each Portfolio invested in equity ETFs.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk.  The value of an ETF may decrease in response to the activities and financial prospects of individual securities held by the ETF, and cause a Portfolio's share price to fall.

Small and Mid Capitalization Securities Risk. Investments in ETFs that own small and mid capitalization companies may be more vulnerable to adverse business or economic developments than ETFs that invest in larger, more established organizations. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Foreign Securities Risk.  Certain of the ETFs may invest in securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities Risk.  Certain of the ETFs may invest in securities of issuers located in countries with emerging securities markets. These countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many U.S. companies.

Fixed Income ETF Risks

Credit Risk.  The ETFs may invest in fixed income securities, which are subject to credit risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to a Portfolio.  An ETF may invest in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Interest Rate Risk.  An ETF investing in fixed income securities is subject to interest rate risk.  As a result, the share price and total return of a Portfolio investing in that ETF will vary in response to changes in interest rates.  If rates increase, the value of a Portfolio’s investments generally will decline, as will the value of your investment in the Portfolio.  Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Non-Investment Grade Securities Risk.  ETFs that invest in high-yield junk bonds involves greater risk because these lower rated bonds have greater risk of default or price decline than investments in investment grade bonds. High-yield junk bonds may have greater price volatility and limited liquidity in the secondary market. This may limit the ability of the ETF to sell such securities at their fair market value. Prices may also be affected by investors’ perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market.

Prepayment Risk.  ETFs that invest in mortgage-backed securities are subject to the risk that the value of the mortgage securities may go down as a result of changes in prepayment rates on the underlying mortgages.

REIT ETF Risks

The Portfolios may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  REITs are dependent upon specialized management skills and are not fully diversified.  They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.  Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.  Investment in REITs also involves risks similar to those associated with investing in small capitalization companies.

Sector and Style Risk

Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Portfolio's assets in a particular sector, the Portfolio is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment.  The sectors in which a Portfolio may be over-weighted will vary.  Style risk is the risk that investments within the same style category, like small cap value or large cap growth, will under perform other asset classes not because of the performance of the individual companies in the category, but because of the market's perception of the style category.

Strategy Risks

“Fund of Funds” Risk.  Each Portfolio is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs.  Investors can invest directly in ETFs and do not have to invest through the Portfolios.  The cost of investing in a Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares.  Investors in the Portfolios will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses.  A Portfolio also will incur brokerage costs when it purchases ETFs.  The ETFs in which the Portfolios invest will not be able to replicate exactly the performance of the indices they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Portfolio invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, a Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

Brief History of Operations.  Each Portfolio is a new mutual fund and has a brief, or no, history of operations.

PERFORMANCE

Performance information is not included because the Portfolios do not have a full calendar year of performance as of the date of this Prospectus.

FEES AND EXPENSES

The following tables describe the annual operating expenses that you indirectly pay if you invest in the Portfolios through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolios.  However, each insurance contract or policy and separate account assesses  fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or policy or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract or policy prospectus for a complete description of fees and expenses.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS I SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 20	ETF 30	ETF 40	ETF 50
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.82%	0.82%	0.82%	0.82%
Fee Waiver/Expense Reimbursement[3]	0.10%	0.10%	0.10%	0.10%
Net Total Annual Fund Operating Expenses	0.72%	0.72%	0.72%	0.72%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 60	ETF 70	ETF 80	ETF 100
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses[1]	52.14%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	[_.__]%	0.17%	0.17%	0.19%
Total Annual Fund Operating Expenses	[_.__]%	0.82%	0.82%	0.84%
Fee Waiver/Expense Reimbursement[3]	[_.__]%	0.10%	0.10%	0.10%
Net Total Annual Fund Operating Expenses	[_.__]%	0.72%	0.72%	0.74%

1 Because the Portfolios (other than EFT 60) have not commenced operations as of December 31, 2007, “Other Expenses” are based on estimated amounts for the current fiscal year except for ETF 60 which is based on actual partial-year results for the period ended December 31, 2007.

2 Each Portfolio’s shareholders indirectly bear the expenses of the Underlying ETFs in which the Portfolio invests.  The EFT 60 Portfolio’s indirect expenses of investing in the Underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Portfolio’s average invested balance in each Underlying ETF, the number of days invested, and each Underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  Each Portfolio’s estimated indirect expenses of investing in the Underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each Underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2008.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.  Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses are estimated to be 0.65% for Portfolios other than ETF 60.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions,  borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.55% of Class I shares average daily net assets through [______ __, 200_].  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses  to exceed the maximum amount of 0.55% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Portfolio within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year one).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I	ETF 20	ETF 40	ETF 50	ETF 60	ETF 70	ETF 80	ETF 100
1 Year	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
3 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
5 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
10 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]

CLASS II SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 20	ETF 30	ETF 40	ETF 50
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses[3]	1.07%	1.07%	1.07%	1.07%
Fee Waiver/Expense Reimbursement[3]	0.10%	0.10%	0.10%	0.10%
Net Total Annual Fund Operating Expenses	0.97%	0.97%	0.97%	0.97%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 60	ETF 70	ETF 80	ETF 100
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	8.05%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	[_.__]%	0.17%	0.17%	0.19%
Total Annual Fund Operating Expenses[3]	[_.__]%	1.07%	1.07%	1.09%
Fee Waiver/Expense Reimbursement[3]	[_.__]%	0.10%	0.10%	0.10%
Net Total Annual Fund Operating Expenses	[_.__]%	0.97%	0.97%	0.99%

1 Because the Portfolios (other than EFT 60) have not commenced operations as of December 31, 2007, “Other Expenses” are based on estimated amounts for the current fiscal year except for ETF 60 which is based on actual partial-year results for the period ended December 31, 2007.

2 Each Portfolio’s shareholders indirectly bear the expenses of the Underlying ETFs in which the Portfolio invests.  The EFT 60 Portfolio’s indirect expenses of investing in the Underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Portfolio’s average invested balance in each Underlying ETF, the number of days invested, and each Underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  Each Portfolio’s estimated indirect expenses of investing in the Underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each Underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2008.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs  Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses are estimated to be 0.90% for Portfolios other than ETF 60.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.55% of Class II shares average daily net assets through [______ __, 200_].  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of 0.55% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Portfolio within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year one).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class II	ETF 20	ETF 40	ETF 50	ETF 60	ETF 70	ETF 80	ETF 100
1 Year	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
3 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
5 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]
10 Years	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]	$[__]

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

THE ALLOCATION TECHNIQUES

The Advisor manages the Portfolios using Strategic Asset Allocation (“SAA”) techniques, and Tactical Asset Allocation (“TAA”) techniques.

First, to generate appropriate risk-based and target date allocations, the Advisor uses SAA to determine each Portfolio's allocation among the various equity and fixed income and real estate asset classes.   SAA is an investment process, based on quantitative research regarding the risk and return characteristics of the various asset classes, as well as the Advisor's outlook for financial markets.

Once the initial SAA is determined for each Portfolio, the Advisor selects what it believes to be the ETF(s) within each asset class that has the optimal characteristics for the investment strategy. This selection is based on factors such as how well the ETF's performance mirrors the index it seeks to track, and whether the ETF is liquid and can be easily bought and sold.

Next, the Advisor applies its TAA techniques to the SAA.   If the TAA techniques indicate that a particular equity asset class may outperform the fixed income investments, the Advisor may increase the Portfolio's investment in that equity asset class, and decrease the Portfolio's investment in those that appear less favorable.

The TAA techniques evaluate the relationships between market movements and economic, fundamental and technical factors.  The techniques are informed by, among other things, different factors that influence the performance of individual equity asset classes such as:

1.

The overall economy (including monetary policy and interest rates);

2.

Relative value of equity versus fixed income assets (fundamental variables such as price-to-book, earnings yield and dividend yields are used to measure relative value);

3.

The level of risk (measurements such as historical variances of returns are used to judge  the level of uncertainty in the markets).

4.

Technical indicators  (such as market momentum).

The TAA techniques may provide an indication of the overall bullishness or bearishness of an equity asset class.  When the information changes, the Advisor may rebalance the portfolios in accordance with the TAA techniques.  The tactical re-allocations are limited to +/-20% for each Portfolio.

The ETFs in which the Portfolios may invest include those that seek to track the indices set forth below by asset class.  Because more than one index can represent an asset class, a representative, but not exhaustive list is provided below.  In addition, the ETFs may include ETFs that track different indices within these assets classes, or indices corresponding to asset classes that are not listed below.  There can be no assurances that any Portfolio will invest in any particular asset class, or that any particular index and corresponding ETF will be used by any of the Portfolios. The Advisor may, at its discretion, add other asset classes, indices and ETFs.

Large-Cap Indices

Dow Jones Select Dividend Index

Russell 1000® Index

Russell 1000® Value Index

Russell 1000® Growth Index

S&P 500 Index

S&P 100 Index

NYSE 100 Index

Mid-Cap Indices

Russell Midcap® Index

Russell Midcap® Value Index

Russell Midcap® Growth Index

Small-Cap Indices

Russell 2000® Index

Russell 2000® Value Index

Russell 2000® Growth Index

S&P SmallCap 600 Index

Fixed Income Indices

Goldman Sachs $ InvesTop Index

Lehman Brothers 1-3 Year US Treasury Index

Lehman Brothers 7-10 Year US Treasury Index

Lehman Brothers U.S. Aggregate Index

Lehman Brothers U.S. Treasury Inflation Notes Index

International Indices

MSCI EAFE Index

MSCI Emerging Markets Index

Real Estate Indices

Morgan Stanley U.S. REIT Index

MSCI

OTHER INFORMATION ABOUT THE PORTFOLIOS

The investment objective of each Portfolio may be changed without shareholder approval.  However, the Trust will provide written notification to shareholders at least 60 days in advance of any change in a Portfolio’s investment objective, or a change in policy that would enable the Portfolio to invest less than 80% of its assets in ETF investments.  The Portfolios intend to investment in unaffiliated ETFs that are publicly traded, rather than the issuer’s “creation units,” which are sold prior to public trading on the exchange.

From time to time, each Portfolio may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions.  Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements.  If a Portfolio invests in shares of a money market fund or other investment company, the shareholders of the Portfolio generally will be subject to duplicative management fees.  These temporary defensive positions may be inconsistent with a Portfolio’s principal investment strategy and, as a result of engaging in these temporary measures, a Portfolio may not achieve its investment objective.

ADDITIONAL RISKS

The following information describes some of the additional risks of investing in the Portfolios:

Commodity Risk.  The ETFs may invest in directly or indirectly in commodities.  Commodities include metals, such as gold and silver; agricultural products such as wheat, cotton, sugar and coffee; livestock, including cattle and pork bellies; and minerals, such as crude oil.  The ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures contracts and options on futures contracts.  The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.

High Yield Securities Risk.  The ETFs may invest in high yield securities, also known as “junk bonds.”  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the ETFs to sell high yield securities at the price at which it is being valued for purposes of calculating net asset value.

Emerging Market Risks.  An ETF may invest in issuers located in emerging markets.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible restrictions on repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an ETF.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Investing Risk.  Because the Portfolios may invest in ETFs that invest in American Depositary Receipts (“ADRs”) and foreign securities, the Portfolios are subject to foreign investing risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values, as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, as well as more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause a Portfolio’s performance to fluctuate more than if it invested in an ETF that held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by an ETF does not imply that the shares of the Portfolios or ETFs are guaranteed or that the price of the shares will not fluctuate.  In addition, securities issued by Freddie Mac, Fannie Mae and the Federal Home Loan Banks are not obligations of, or insured by, the U.S. government.  If a U.S. government agency or instrumentality in which an ETF invests defaults and the U.S. government does not stand behind the obligation, the share price of a Portfolio investing in that ETF could fall.

REIT ETF Risks.  The Portfolio may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, not all REITs are diversified, and they are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exception from registration under the Investment Company Act of 1940, as amended.  Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Sector Risk.  Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Portfolio's assets in a particular sector, the Portfolio is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment.  The sectors in which a Portfolio may be over-weighted will vary.

Smaller Company Risk.  Each Portfolio may invest in an ETF that invests in smaller capitalization companies.  The earnings and prospects of smaller companies are more volatile than those of larger companies.  Smaller companies also may experience higher failure rates than do larger companies.  In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Sovereign Obligation Risk.  The ETFs may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the ETF may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Information about the Trust’s policies and procedures with respect to disclosure of a Portfolio’s securities holdings is included in the Statement of Additional Information.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this prospectus, Class I and Class II shares of the Portfolios are intended to be sold to certain separate accounts of participating life insurance companies in connection with variable annuity and variable life insurance policies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable life or variable annuity contracts will not own shares of the Portfolios directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts and variable life insurance policies.  All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio.  The Portfolios do not issue share certificates.  Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or variable life insurance policies or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract or variable life insurance policy.  Redemptions are processed on any day on which the Trust is open for business.

Due to differences in tax treatment and other considerations, the interests of various contract owners and qualified plans may not always be the same and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

DECIDING WHICH SHARE CLASS TO PURCHASE

Each Portfolio offers two classes of shares: Class I and Class II.  Each share class of represents an interest in the same portfolio of securities.  However, Class  II shares pay an annual 12b-1 fee of up to 0.25% that allows this class of shares to pay for the sale and distribution of Class II shares and/or for providing services to shareholders.  For further detail regarding such payments, see "Distribution Plan" below.

WHEN YOUR ORDER IS PROCESSED

Class I and Class II shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or qualified pension or retirement plan, in proper form.  All requests received in proper form by a participating life insurance company, or qualified pension or retirement plan before 4:00 p.m. Eastern time will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.  The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Trust.

The USA PATRIOT Act requires financial institutions, including the Trust, to adopt certain policies and procedures to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.   You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

EXCESSIVE TRADING

Frequent trading into and out of the Portfolios can harm all shareholders by disrupting a Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolios are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Trust reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Trust nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor also may bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Trust.

Because purchase and sale transactions are submitted to the Trust on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Trust is not able to identify market timing transactions by individual variable insurance contract holders.  Short of rejecting all transactions made by a separate account, the Trust lacks the ability to reject individual short-term trading transactions.  The Trust, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract.  The Trust will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved.  The Trust will seek to apply these policies uniformly.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts and there can be no assurances that the Trust will be able to do so.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to disruptive trading activity.

DISTRIBUTION PLAN

The Portfolios have adopted a plan under Rule 12b-1 that allows each Portfolio to pay distribution fees for the sale and distribution of Class II shares.  These are called “Rule 12b-1 Fees.”  Under the Class II plan, Aquarius Fund Distributors, LLC (the Portfolios' distributor) receives an amount equal to 0.25% of the average annual net assets of the Class II shares of each Portfolio for its services and costs in distributing shares and servicing shareholder accounts.    Payments are not tied to actual expenses incurred.    All or a portion of the fees paid to Aquarius Fund Distributors, LLC under the Class II Distribution Plan will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services.  These services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.  Because these fees are paid out of a Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class I shares do not assess a Rule 12b-1 Fee.

VALUING PORTFOLIO ASSETS

Shares of each Portfolio are sold at net asset value (“NAV”).  The NAV of a Portfolio is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  The NYSE is closed on weekends and most national holidays.  The NAV is determined by dividing the value of each Portfolio’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding.  The NAV takes into account the expenses and fees of each Portfolio, including management, administration, and distribution fees, which are accrued daily.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or qualified pension or retirement plan, in proper form before the close of trading on the NYSE on that day.

Generally, the ETFs and other securities owned by each Portfolio are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Portfolios may use independent pricing services to assist in calculating the value of their securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Portfolio.  Because the Portfolios will invest in ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the ETFs do not price their shares, the value of each Portfolio’s portfolio securities (i.e., ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell shares of the Portfolios.  If events materially affecting the values of a Portfolio’s securities, particularly ETFs holding foreign securities, occur after the close of trading on a foreign market but before each Portfolio prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Portfolio calculates its NAV, the Advisor may need to price the ETF holding the security using the Trust’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short term traders.  The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in shares of a Portfolio unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

TAXES

The Portfolios intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  As qualified, the Portfolios are not subject to federal income tax on that part of their taxable income that they distribute to the separate accounts.  Taxable income consists generally of net investment income, and any capital gains. The Portfolios intend to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered only to the separate accounts of participating life insurance companies and their affiliates.  Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts.  Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolios, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts invested in the Portfolio would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolios.  The Portfolios intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides an alternative, whereby a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable.

For a more complete discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the prospectus for the applicable policy or annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolios and you.  Please see the Statement of Additional Information for a more detailed discussion.  You also are urged to consult your tax adviser.

VOTING AND MEETINGS

If required by the Securities and Exchange Commission, the insurance company that issued your variable annuity contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  Insurance companies may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which they did receive instructions (either for or against a proposal).  To the extent your insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently.  However, all shareholders will have equal voting rights on matters that affect all Portfolios equally.  Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitutes a quorum (or one third of a Portfolio if the matter relates only to that Portfolio).

MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISOR

CLS Investment Firm, LLC, a Nebraska limited liability company (“CLS” or the “Advisor”), serves as investment advisor to each Portfolio effective February 25, 2008, pursuant to an interim advisory agreement approved by the Board of Trustees of the Trust on February 22, 2008.  CLS has been an investment advisor to individuals, employee benefit plans, trusts, and corporations since 1989 and has managed its own proprietary funds for ten years. As of February 26, 2008, CLS managed approximately $3.74 billion in assets. CLS maintains its principal offices at 4020 South 147th Street, Omaha, Nebraska 68137. CLS is an affiliate of Gemini Fund Services, LLC and Aquarius Fund Distributors, LLC.  CLS provides continuous investment management services to the Portfolios.

Each Portfolio is authorized to pay the Advisor a fee equal to 0.50% of its average daily net assets.  A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement with the Advisor will be available in the Portfolios' semi-annual report to shareholders for the period ending June 30, 2008.

In addition to investment advisory fees, each Portfolio pays other expenses, including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent necessary to limit Portfolio expenses, at least until [______ __, 200_], so that the total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses,) of each Portfolio do not exceed specified limits as described under “Fees and Expenses”.  Waivers and expense reimbursements may be recouped by the Advisor from the applicable Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or reimbursed.

The Trust may pay service providers that provide investor services to individuals who, through insurance company separate accounts or through pension and retirement plans, invest in shares of the Portfolios (“Investors”). The Trust may make these payments directly to the service providers, or indirectly through the Advisor or the Trust’s distributor.  The Advisor and the Trust’s distributor also may make these payments directly from their own resources.  Investor services include some or all of the following: printing prospectuses and Statements of Additional Information and mailing them to Investors or to financial advisers who allocate investments on behalf of Investors; forwarding communications from the Trust to Investors or financial advisors, including proxy solicitation material and annual and semi-annual reports; assisting Investors who wish or need to change financial advisors; and providing support services to financial advisors, including, but not limited to:  (a) providing financial advisors with updates on policies and procedures; (b) answering questions of financial advisors regarding the portfolio investments; (c) providing performance information to financial advisors regarding the Portfolios; (d) providing information to financial advisors regarding the Portfolios’ investment objectives; (e) providing Investor account information to financial advisors.

PORTFOLIO MANAGERS

The Portfolio Management Team includes: Robert Jergovic, CFA, Scott Kubie, CFA, Dennis Guenther, CFA and J. J. Schenkelberg, CFA. Each member of the Portfolio Management Team also serves as a portfolio manager of one or more of CLS’s proprietary mutual funds.  “CFA” stands for Chartered Financial Analyst, a professional designation.

Mr. Jergovic, Chief Investment Officer of the Advisor, is primarily responsible for research and analysis of the financial markets, and serves as a primary portfolio manager of the Portfolios.  Mr. Jergovic has been a portfolio manager of CLS proprietary mutual funds since August of 2002 and has worked for the Advisor since 2000. Prior to joining CLS, Mr. Jergovic served as a Registered Representative for PFG Distribution Company (1998-1999) and Vice President of Investment Management and Assistant Treasurer for Guarantee Life Insurance Company (1994-2000).

Mr. Kubie, Executive Vice President and Chief Investment Strategist of the Advisor, is responsible for the implementation of the risk budgeting methodology and also serves as a primary portfolio manager of the Portfolios.  Mr. Kubie has been a portfolio manager of CLS proprietary mutual funds since August of 2002.  Mr. Kubie has worked for the Advisor since March 2001 as a portfolio manager with CLS and its predecessor. Prior to joining CLS, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm (1999-2001).

Mr. Guenther serves as a portfolio manager of the Portfolios and as a member of the Team.  Mr. Guenther has been a portfolio manager of CLS proprietary mutual funds since August of 2002 and has worked for the Advisor since 1997 as a Database/Interface Manager.

Ms. Schenkelberg serves as a portfolio manager of the Portfolios and as a member of the Team.  She joined CLS in December of 2004 as a portfolio manager of CLS proprietary mutual funds. She also is responsible for separate account and mutual fund portfolio management. In addition, she helps maintain investor relationships. Prior to joining CLS, Ms. Schenkelberg was a Senior Financial Analyst with First National Bank of Omaha, Wealth Management Group. She has more than nine years of experience in the financial services industry.

The Portfolios’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).  The information for the fiscal year or period ended December 31, 2007 has been audited by Cohen Fund Audit Services, Ltd. whose report along with each Portfolio's financial statements, are included in the annual report of the Portfolios, which is available upon request.

[Financial Highlights to be added by amendment]

NOTICE OF PRIVACY POLICY & PRACTICES

The privacy of our shareholders is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of shareholder information.  When a shareholder provides personal information, the Trust believes that the shareholder should be aware of policies to protect the confidentiality of that information.

Because shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts, and to qualified pension and retirement plans and unregistered separate accounts, the Trust does not collect personal information about you, the underlying investor.  The Trust collects the following nonpublic personal information from the separate accounts:

•

Information we receive from the shareholder on or in applications or other forms, correspondence, or conversations, including, but not limited to account name, address, phone number, tax ID number; and

•

Information about shareholder transactions with us, our affiliates, or others, including, but not limited to, account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The privacy policy of your financial intermediary governs how your nonpublic personal information can be shared with non-affiliated third parties.

FOR MORE INFORMATION

XTF ADVISORS TRUST

Advisor	CLS Investment Firm, LLC 4020 South 147th Street Omaha, NE 68137
Distributor	Aquarius Fund Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street, 25th Floor New York, NY 10286

Several additional sources of information are available to you.  The Statement of Additional Information dated May 1, 2008 (the “SAI”), contains detailed information on Portfolio policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Portfolios' affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Portfolio’s performance results as of the Portfolio's latest semi-annual or annual fiscal year end.

Call the Portfolios at 1-877-645-1707 or visit www.xtf.com to obtain free copies of the SAI, the annual report and the semi-annual report, or to request other information about the Portfolios and to make shareholder inquiries.

You may review and obtain copies of the Portfolios' information at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Portfolio is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-21971

CLS Investment Firm, LLC • 4020 South 147th Street • Omaha, NE 68137

XTF ADVISORS TRUST

TARGET DATE PORTFOLIOS ETF 2010 PORTFOLIO ETF 2015 PORTFOLIO ETF 2020 PORTFOLIO ETF 2025 PORTFOLIO ETF 2030 PORTFOLIO ETF 2040+ PORTFOLIO	TACTICAL ALLOCATION PORTFOLIOS ETF 20 PORTFOLIO ETF 40 PORTFOLIO ETF 50 PORTFOLIO ETF 60 PORTFOLIO ETF 70 PORTFOLIO ETF 80 PORTFOLIO ETF 100 PORTFOLIO	MODERATE PORTFOLIOS XTF MODERATE CONSERVATIVE PORTFOLIO XTF MODERATE PORTFOLIO XTF MODERATE AGGRESSIVE PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement on file with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

May 1, 2008

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the applicable Prospectus for the XTF Advisors Trust dated May 1,   2008.  A copy of the Prospectuses can be obtained at no charge by writing the transfer agent, Gemini Fund Services, LLC, at 4020 South 147th Street, Suite 2, Omaha, NE, 68137, or by calling 1-877-645-1707.  The Portfolios’ prospectuses are incorporated by reference into this SAI.

Page

Description of the Trust and the Portfolios

2

Additional Information About the Portfolios’ Investments

3

Management of the Portfolios

24

Code of Ethics

26

Distribution of Shares

26

Distribution Plan

26

Control Persons and Principal Holders of Securities

27

Investment Advisory and Other Services

27

Brokerage Allocation and Other Practices

30

Disclosure of Portfolio Holdings

31

Determination of Share Price

32

Redemption In-Kind

32

Tax Consequences

33

Proxy Voting Policies and Procedures

33

Financial Statements

35

DESCRIPTION OF THE TRUST AND FUND

The portfolios of XTF Advisors Trust described in this SAI (each a “Portfolio” and collectively, the “Portfolios”) were organized as diversified series of the XTF Advisors Trust (the “Trust”) and commenced operations on May 1, 2007.  The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated October 9, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The XTF Moderate Conservative Portfolio, the XTF Moderate Portfolio, and the XTF Moderate Aggressive Portfolio (the "Moderate Portfolios") each offer Class I shares.  Each of the remaining Portfolios (the "Core Portfolios") offer two classes of shares: Class I and Class II.  The interim investment advisor to the Portfolios is CLS Investment Firm, LLC (the “Advisor”).

The Portfolios do not issue share certificates.  All shares are held in non-certificated form registered on the books of the Portfolios and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Portfolios have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.  All shares of a Portfolio are subject to involuntary redemption if the Trustees determine to liquidate the Portfolio.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Pursuant to an exemptive order from the SEC, the Trust plans to offer the Portfolios’ shares on a continuous basis to insurance company separate accounts that offer variable life and variable annuity insurance contracts ("Contracts"), trustees of certain qualified group pension and group retirement plans outside the separate account context ("Qualified Plans"), separate accounts that are not registered as investment companies ("Unregistered Separate Accounts"), and other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.

The Portfolios do not foresee any disadvantage to purchasers of Contracts arising out of these arrangements.  Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts and/or Qualified Plans to conflict.  For example, violation of the federal tax laws by one separate account investing in any of the Portfolios could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken.  If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in one or more of the Portfolios.  If it becomes necessary for any separate account to replace shares of any of the Portfolios with another investment, such Portfolios may have to liquidate securities on a disadvantageous basis.  At the same time, the Advisor and each Portfolio are subject to conditions imposed by the SEC designed to prevent or remedy any conflict of interest.  In this connection, the Board of Trustees has the obligation to monitor events in order to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

For information concerning the purchase and redemption of shares of the Portfolios, see “How to Purchase and Redeem Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of each Portfolio’s assets, see “Valuing Portfolio Assets” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus.  This section contains a more detailed discussion of some of the investments that the Portfolios and the exchanged traded funds in which the Portfolios invest ("Underlying ETFs") may make and some of the techniques they may use, as described in the Risk/Return Summary in the Prospectus.  Additional non-principal strategies and risks also are discussed here.

Certificates of Deposit and Bankers’ Acceptances

Each Underlying ETF may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Portfolios may invest their assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolios), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. Each Portfolio will incur normal brokerage costs on such purchases similar to the expenses each Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. Each Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if each Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

Each Portfolio and Underlying ETF may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

Each Underlying ETF may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Advisor to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Underlying ETFs may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Advisor may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Portfolio.

Depositary Receipts

Each Underlying ETF may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR.  Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Each Underlying ETF may purchase ETFs and other closed end funds that invest in emerging market securities.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an Underlying ETF.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying ETF to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, preferred stock, convertible preferred stock, rights, REITs (real estate investment trusts) and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.  As a result, the return and net asset value of an Underlying ETF will fluctuate.  Securities in an Underlying ETF’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Portfolio holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange Traded Funds

Each Portfolio may invest in a range of exchange-traded funds (“ETFs”).  ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock (“QQQs”), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 50 and streetTRACKS.  Additionally, the Portfolio may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”).  SPDRs trade on the American Stock Exchange (“AMEX”) under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust  that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. (“Barlcays”).  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Lehman Brothers U.S. Aggregate Index and the Lehman 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (“MSCI”) Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Lehman Brothers’ bond index.  ETFS (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies, see “Investments in Other Investment Companies” below.

When a Portfolio invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Portfolio’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which each Portfolio may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Portfolio may redeem creation units for the underlying  securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Portfolio’s Advisor believes it is in the Portfolio’s interest to do so.  A Portfolio’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended, which provides that the ETFs will not be obligated to redeem shares held by the Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolios believe that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Portfolio invests in a sector product, the Portfolio will be subject to the risks associated with that sector.

Foreign Securities

Foreign securities are considered for purchase only if they are trading in domestic markets through an American Depositary Receipt (ADR). Purchases of foreign equity securities entail certain risks.   For example, there may be less information publicly available about a foreign company then about a U.S. Company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations,  delays  in  settlement  of securities transactions and  greater  price  volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities.  U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. Each Underlying ETF may invest in futures contracts only to the extent it could invest in the underlying instrument directly.

The Underlying ETFS may engage in futures transactions for hedging purposes only.  This means that an Underlying ETF’s primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if an Underlying ETF anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if an Underlying ETF holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. An Underlying ETF could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If an Underlying ETF owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as an Underlying ETF selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of an Underlying ETF’s interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, an Underlying ETF may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although an Underlying ETF can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

Liquidity Risk.  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for an Underlying ETF to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, an Underlying ETF may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, an Underlying ETF’s access to other assets held to cover its futures positions also could be impaired.

Risk of Loss.  Although an Underlying ETF may believe that the use of such contracts will benefit the ETF, an Underlying ETF’s overall performance could be worse than if the Portfolio had not entered into futures contracts if the Advisor’s investment judgment proves incorrect. For example, if an Underlying ETF has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if an Underlying ETF has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the   rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. An Underlying ETF will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

Correlation Risk.  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to an Underlying ETF will not match exactly the Portfolio’s current or potential investments. An Underlying ETF may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of an Underlying ETF’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with an Underlying ETF’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between an Underlying ETF’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. An Underlying ETF may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in an Underlying ETF’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio’s other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:

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Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded; and

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Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of an Underlying ETF’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of an Underlying ETF, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust’s custodian.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the “SEC”). Under those requirements, where an Underlying ETF has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if an Underlying ETF “covers” a long position. For a short position in futures or forward contracts held by an Underlying ETF, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts.

Liquidity Impact of Margin and SEC Segregation Requirements

Although an Underlying ETF will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because an Underlying ETF’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, an Underlying ETF’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Illiquid and Restricted Securities

The underlying ETFs may invest up to 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. Each Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. Each Portfolio might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

Under guidelines adopted by the Trust’s Board, the Portfolios’ Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of each Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

The Portfolios may purchase indexed securities consistent with their investment objectives.  Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

Each Underlying ETF may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. Each Underlying ETF may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Portfolios may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended and each Portfolio’s investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Portfolio becomes a shareholder of that investment company.  As a result, a Portfolio’s shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio’s shareholders directly bear in connection with the Portfolio’s own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, the Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Portfolio (or the Advisor acting on behalf of the Portfolio) must comply with the following voting restrictions:  when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Portfolio in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment Advisor, such investments by the Portfolio may cause shareholders to bear duplicate fees.

In addition, a Portfolio is subject to the 3% Limitation unless (i) the ETF or the Portfolio has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order.

Mortgage-Backed Securities

The Underlying ETFS may invest in mortgage-backed securities.  Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators.  Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Ginnie Mae, Fannie Mae and Freddie Mac.  The Underlying ETFS do not intend to invest in commercial mortgage-backed securities.  Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time.  However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.  The types of residential mortgage-backed securities in which the Underlying ETFS may invest may include the following:

Guaranteed Mortgage Pass-Through Securities.  The Underlying ETFS may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities.  Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates.  Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.  The guaranteed mortgage pass-through securities in which the Underlying ETFS will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

Private Mortgage Pass-Through Securities.   Private mortgage pass-through securities (“Private Pass-Throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Collateralized Mortgage Obligations.  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.  Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as “Mortgage Assets”).

Multi-class pass-through securities are equity interests in a fund composed of Mortgage Assets.  Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.  Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.  CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a “REMIC”).

In a CMO, a series of bonds or certificates is issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis.  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways.  In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

The Underlying ETFS may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds).  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates.  Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development.  The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans.  The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans:  (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes.  All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates.   Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act.  Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968.  Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending.  Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan.  The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government.  In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types:  (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

Freddie Mac Certificates.   Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”).  Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing.  The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received.  Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal.  Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal.  The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac.  The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects.  Each mortgage loan must meet the applicable standards set forth in the FHLMC Act.  A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities.  The Federal Home Loan Bank system (“FHLB”) was created in 1932 pursuant to the Federal Home Loan Bank Act.  The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions.  The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding.  Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S.

The FHLB is also one of the world’s largest private issuers of fixed-income debt securities, and the Office of Finance  serves as the FHLB’s central debt issuance facility. Debt is issued in the global capital markets and the funds are channeled to member financial institutions to fund mortgages, community development, and affordable housing.

Securities issued by the FHLB are not obligations of the U.S. government and are not guaranteed by the U. S. government.  The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

Municipal Securities

The Underlying ETFS may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Although the interest earned on many municipal securities is exempt from federal income tax, the Underlying ETFS may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Options

The Underlying ETFS may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying ETFS and to generate income or gain for the Underlying ETFS.  The ability of each Underlying ETF to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  Each Underlying ETF will comply with applicable regulatory requirements when implementing these techniques and instruments.

Each Underlying ETF may write (sell) covered call options and covered put options and purchase call and put options.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by an Underlying ETF (and involved in the options) on each Underlying ETF’s net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which an Underlying ETF sells (writes) will be covered or secured, which means that the Portfolio will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Portfolio’s custodian consisting of  liquid debt obligations equal to the market value of the option, marked to market daily.  When an Underlying ETF writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When an Underlying ETF sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.  To cover a put option, an Underlying ETF deposits U. S. government securities (or other high-grade debt obligations) in a segregated account at its custodian.  The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. An Underlying ETF maintains the segregated account so long as it is obligated as the seller. The obligation of an Underlying ETF is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Portfolio.  An Underlying ETF’s gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. An Underlying ETF’s potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although an Underlying ETF risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon an Underlying ETF’s ability to detect the movement in the security’s price and to execute a closing transaction at the appropriate time.

Each Underlying ETF will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Portfolio’s objective.  An Underlying ETF will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Portfolio can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of an Underlying ETF, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit an Underlying ETF to write another option on the underlying security with either a different exercise price or expiration date or both.

An Underlying ETF may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  Each Underlying ETF may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, an Underlying ETF would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, an Underlying ETF will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks are a lack of voting rights and the Advisor may incorrectly analyze the security, resulting in a loss to an Underlying ETF.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to an Underlying ETF.

Repurchase Agreements

Each Portfolio may invest in fully collateralized repurchase agreements.  A repurchase agreement is a short term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase).  Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value.  However, each Portfolio intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy.  The Advisor monitors the creditworthiness of the banks and securities dealers with which each Portfolio engages in repurchase transactions.  Each Portfolio may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

Each Portfolio enter may into reverse repurchase transactions.  In a reverse repurchase transaction, a Portfolio concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  A Portfolio retains record ownership of the securities and the right to receive interest and principal payments.  Each Portfolio will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Portfolio assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, a Portfolio could experience both delays in repurchasing the portfolio securities and losses.  Each Portfolio will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

Reverse purchase transactions are considered by the SEC to be borrowings by a Portfolio under the Investment Company Act of 1940, as amended.  At the time a Portfolio enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Portfolio’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  Each Portfolio will monitor the account to ensure that the market value of the account equals the amount of the Portfolio’s commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Advisor believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Advisor might miscalculate their value resulting in a loss to an Underlying ETF. Another risk is the underlying common stock may not reach the Advisor’s anticipated price within the life of the right.

Securities Lending

Each Portfolio or Underlying ETF may lend securities to parties such as broker-dealers or institutional investors.  Securities lending allows the Portfolios and Underlying ETFs to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, the Portfolios will loan securities only to parties deemed by the Advisor to be creditworthy, subject to Trustee approval.  Furthermore, they will only be made if, in the Advisor’s judgment, the consideration to be earned from such loans would justify the risk.

The Advisor understands that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest.  Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Sovereign Obligations

The Underlying ETFS may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying ETFS may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Underlying ETFS’ net asset values, may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

STRIPS

The Federal Reserve creates STRIPS  (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities.  To the extent an Underlying ETF purchases the principal portion of the STRIP, the Portfolio will not receive regular interest payments.  Instead they are sold at a deep discount from their face value.  The Portfolio will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders.  Because no cash is received at the time such income is accrued, the Portfolio may be required to liquidate other Portfolio securities to satisfy its distribution obligations.  Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change.  In calculating its dividend, the Portfolio takes into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

Time Deposits and Variable Rate Notes

Each Underlying ETF may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations which Each Underlying ETF may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit each Underlying ETF to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between each Underlying ETF as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. Each Underlying ETF has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between each Underlying ETF and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Underlying ETFS’ Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to each Underlying ETF’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

U.S. Government Securities

The underlying ETFs may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

An Underlying ETF’s investments in U.S. Government securities may include agency step-up obligations.  These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation.  Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option.  Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment.  Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation.  However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate.  If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest.  As a result, these obligations may expose the Portfolio to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time.  The risk in investing in warrants is the Advisor might miscalculate their value, resulting in a loss to an Underlying ETF.  Another risk is the warrants will not realize their value because the underlying common stock does reach the Advisor’s anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

The Underlying ETFS may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Portfolio’s custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, each Underlying ETF’s liquidity and the ability of the Advisor to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Portfolios and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Portfolio.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Portfolio means the lesser of:  (1) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Portfolio. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1.  Borrowing Money.  Each Portfolio will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.  This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions.

2.  Senior Securities.  Each Portfolio will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that a Portfolio’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  Each Portfolio will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  Each Portfolio will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  Each Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  Each Portfolio will not make loans to other persons, except:  (a) by loaning portfolio securities (limited at any given time to no more than one third of the Portfolio's total assets); (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  Each Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries.  A Portfolio will not invest 25% or more of its total assets in any investment company that concentrates in a particular industry or group of industries.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.  Diversification.  Each Portfolio will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Portfolio will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Portfolios and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.  Pledging.  Each Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in Fundamental limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  Each Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.  Margin Purchases.  Each Portfolio will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or  futures contracts.

4.  Illiquid Investments.  Each Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5.  80% Investment Policy.  Each Portfolio has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs.  Shareholders of each Portfolio will be provided with at least 60 days' prior notice of any change in the Portfolio's policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

MANAGEMENT OF THE FUNDS

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee during the continued lifetime of the Trust until the Trustee dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed.    The Board generally meets four times a year to review the progress and status of each Portfolio.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merrill Bryan Born: 1944	Trustee Since 2007	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	25	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (11 portfolios); and Northern Lights Variable Insurance Trust (5 portfolios)
Anthony J. Hertl Born: 1950	Trustee Since 2007	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Prudential Securities; Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	25	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (11 portfolios), and Northern Lights Variable Insurance Trust (5 portfolios), Greenwich advisors Trust (1 portfolio)
Gary W. Lanzen Born: 1954	Trustee Since 2007	President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.	25	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (11 portfolios), and Northern Lights Variable Insurance Trust (5 portfolios)

* The term “Fund Complex” refers to XTF Advisors Trust and XTF Investors Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael Miola** Born: 1952	Trustee Since Since 2007	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Fund Compliance Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001).	25	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (11 portfolios), and Northern Lights Variable Insurance Trust (5 portfolios)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1969	Treasurer Since 2007	President and Manager, Gemini Fund Services, LLC (2006 – Present); Senior Vice President and Director of Administration, Gemini Fund Services, (2001 - 2005); President, Fund Compliance Services, LLC (2004 – 2006);, President, GemCom LLC (2004 – Present); Vice President, JP Morgan Chase & Co. (1998-2001).	25	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1962	Secretary Since 2007	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 – Present); Vice President, Fund Compliance Services, LLC; (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)	25	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1969	Assistant Treasurer Since 2007	Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	25	N/A
Michael Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1950	Chief Compliance Officer Since 2007	President (4/06-present), Chief Operating Officer (9/04–3/06) and Manager of Fund Compliance Services, LLC and GemCom, LLC; President and Manager, Gemini Fund Services, LLC (9/04-3/06); Director of Constellation Trust Co.	25	N/A

*The term “Fund Complex” refers to XTF Advisors Trust and XTF Investors Trust.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with the Advisor and with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

The Trust’s audit committee consists of Mr. Bryan, Mr. Hertl and Mr. Lanzen.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Portfolios, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of each Portfolio’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Portfolios’ independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.

As of February 28, 2008, none of the Trustees beneficially owned any shares of any of the Portfolios.

The following table describes the compensation to be paid to the Trustees for the Trust’s fiscal period ended December 31, 2007.  Trustees of the Trust who are deemed “interested persons” of the Trust receive no compensation from the Portfolios.

Name and Position	Aggregate Compensation From Trust Per Meeting*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex** Paid to Directors Annually
L. Merill Bryan	$1,000	None	None	$8,000
Anthony J. Hertl	$1,000	None	None	$8,000
Gary Lanzen	$1,000	None	None	$8,000
Michael Miola	$1,000	None	None	$8,000

*There are currently sixteen (16) series comprising the Trust.

**The term “Fund Complex” refers to XTF Advisors Trust and XTF Investors Trust.  The XTF Investors Trust has been liquidated prior to the date of this Statement of Additional Information.  Therefore, XTF Advisors Trust will be the only Trust in the Complex going forward.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940, as amended and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Portfolios, the Portfolios and the Advisor have adopted a Code of Ethics (the “Code”) and procedures for implementing the provisions of the Code. The personnel of the Portfolios and the Advisor are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Portfolios.

DISTRIBUTION OF SHARES

Aquarius Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD.  The offering of the Fund’s shares is continuous.  The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares. Aquarius is an affiliate of the Advisor.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of majority of outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund.  The Underwriting Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION PLAN

Each Core Portfolio has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  Each Core Portfolio will pay the Distributor for certain distribution and promotion expenses related to marketing Class II shares of the Portfolio. The amount payable annually by each Portfolio is 0.25% of its average daily net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Class II shares of each Portfolio, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisor s and others that are engaged in the sale of shares of the Portfolios, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Portfolios; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Portfolios; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Portfolios for recipients other than existing shareholders of the Portfolios; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Trustees expect that the Plan could significantly enhance each Core Portfolio’s ability to expand distribution of Class II shares of each Core Portfolio. It is also anticipated that an increase in the size of each Core Portfolio will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist each Portfolio in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable Portfolio.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the applicable Portfolio, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

Other Information

The Advisor or Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Portfolios or provide other services.  Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Portfolios.  These additional payments may be made to service agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meeting, sales meetings, sales representatives and management representatives of the service agent.   Cash compensation also may be paid to service agents for inclusion of a Portfolio on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as “revenue sharing”.  In some cases, these payments may create an incentive for a service agent to recommend or sell shares of a Portfolio instead of another mutual fund.

From time to time, the Advisor or the Distributor also may provide cash or non-cash compensation to service agents in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of April ___, 2008, 5% or more of the outstanding shares of each Portfolio were owned by the below-named entities as follows:

Portfolio	Name of Owner	% Owned	Name of Owner	% Owned
ETF 2010
ETF 2015
ETF 2020
ETF 2025
ETF 2030
ETF 2040+
ETF20
ETF 40
ETF 50
ETF 60
ETF 70
ETF 80
ETF 100
XTF Moderate Conservative
XTF Moderate
XTF Moderate Aggressive

Shareholders owning more than 25% of the shares of a Portfolio are considered to “control” the Portfolio as that term is defined under the Investment Company Act of 1940, as amended.  Persons controlling a Portfolio can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Portfolio’s fundamental policies or the terms of the management agreement with the Advisor.

Management Ownership

As of February 29, 2008, all officers and trustees as a group beneficially owned less than 1% of the outstanding shares of the Portfolios.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

The Board selected CLS Investment Firm, LLC as the interim investment Advisor to the Portfolios.  As controlling member s of the Advisor's parent company NorthStar Financial Services Group, LLC, Michael Miola, Chairman of the Board of Trustees of the Trust, and Patrick Clarke, Chairman of the Advisor, may be deemed to control the Advisor.

Under the terms of the interim advisory agreement (the “Agreement”), the Advisor, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Portfolios such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Portfolios consistent with each Portfolio’s investment objective and policies.  As compensation for its management services, each Portfolio is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Moderate Portfolios, and 0.50% of the average daily net assets of the Core Portfolios.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent necessary to limit each Moderate Portfolio’s expenses, at least until the expiration of the Agreement, so that the total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short),  taxes, and extraordinary expenses) of each Moderate Portfolio do not exceed 0.48% of the Portfolio's average daily net assets.  Waivers and expense reimbursements may be recouped by the Advisor from a Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or reimbursed.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent necessary to limit each Core Portfolio’s expenses, at least until the expiration of the Agreement, so that the total annual operating expenses (excluding brokerage fees and commissions,  borrowing costs (such as interest and dividend expenses on securities sold short),  taxes, and extraordinary expenses) of each Target Date Portfolio do not exceed 0.65% of Class I and Class II shares average daily net assets and 0.55% of Tactical Allocation Portfolios Class I and Class II shares average daily net assets.  Waivers and expense reimbursements may be recouped by the Advisor from a Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or reimbursed.

The Agreement was approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval, on February 22, 2008.  The Agreement will continue for an initial term of 150 days.  Before the end of that term, shareholders will be asked to approve a long-term advisory agreement.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Portfolio on not more than 10 days written notice to the Advisor. In the event of its assignment, the Agreement will terminate automatically.

Robert Jergovic, Dennis Guenther, Scott Kubie and J.J. Schenkelberg are the Portfolio Managers of the Portfolios. As of February 29, 2008, the Portfolio Managers were responsible for the management of the following types of accounts in addition to the Portfolios:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Robert Jergovic	8	$ ____	5	<$1	__,___	$______	$______
Scott Kubie	8	$ ____	5	<$1	__,___	$______	$______
Dennis Guenther	8	$ ____	5	<$1	__,___	$______	$______
J.J. Schenkelberg	5	$ ____	__		__,___	$______	$______

As indicated in the table above, portfolio managers at the Advisor may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Advisor has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within the Advisor are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, the Advisor and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The compensation of the Advisor’s portfolio managers is based on a number of factors. These factors include an annual fixed salary that is based on various market factors and the skill and experience of the individual.  The portfolio managers are also eligible to receive a discretionary bonus.  The discretionary bonus takes into account several factors including the Advisor’s profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of the Fund s based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of the Fund’s relevant benchmarks for the preceding one and three-year periods, or shorter if the Fund has not operated for these periods.  The formula for determining these amounts may vary, and no individual’s compensation is solely tied to the investment performance or asset value of any one product or strategy.

Dollar Range of Equity Securities Beneficially Owned  - As of February 29, 2008, none of the Portfolio Managers owned any equity securities in any of the Portfolios:

Custodian

The Bank of New York, One Wall Street, 25th Floor, New York, NY 10286, serves as the Portfolios’ custodian (“Custodian”).  The Custodian acts as each Portfolio’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Portfolio’s request and maintains records in connection with its duties.

Administrator

The Administrator for the Portfolios is Gemini Fund Services, LLC, (“GFS” or the “Administrator”), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Portfolios, the Administrator provides administrative services to the Portfolios, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Trust. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board at a meeting held on February 20, 2007.  The Agreement shall remain in effect for three years from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Portfolios; (ii) facilitating the performance of administrative and professional services to the Portfolios by others, including the Portfolios’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Portfolios’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Portfolio counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Portfolios’ shareholders and the SEC; (iv) preparing in conjunction with Portfolio counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Portfolios and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Portfolios by the Administrator, the Portfolios pay the Administrator a fund administration an annual fee based upon a percentage of the Fund’s assets, subject to certain minimums.  The Portfolios also pay the Administrator for any out-of-pocket expenses.

Fund Accountant

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Portfolios with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolios; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios’ custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

For the services rendered to the Portfolios by the Fund Accounting Service Agreement, the Portfolios pay the Fund Accountant an annual fee based upon a percentage of the Fund’s assets, subject to certain minimums. The Portfolios also pay the Administrator for any out-of-pocket expenses.

Transfer Agent

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to a written agreement with Portfolios. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Independent Registered Public Accounting Firm

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suit 1100, Westlake, Ohio 44145-1524, has been selected as independent registered public accounting firm for the Portfolios for the fiscal year ending December 31, 2008.  Cohen Fund Audit Services Ltd. will perform an annual audit of the Portfolio’s financial statements and provides financial, tax and accounting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Advisor is responsible for each Portfolio’s portfolio decisions and the placing of each Portfolio’s portfolio transactions.  In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Portfolios and/or the other accounts over which the Advisor exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell each Portfolio’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Portfolio effects securities transactions may also be used by the Advisor in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to a Portfolio.  Although research services and other information are useful to a Portfolio and the Advisor, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Portfolio under the Agreement.

When a Portfolio and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis.  Blocked transactions can produce better execution for a Portfolio because of the increased volume of the transaction. If the entire blocked order is not filled, a Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Advisor may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Advisor believes an adjustment is reasonable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Portfolios also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Portfolios must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Portfolios, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Portfolios without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Portfolios may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Portfolios.  Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Portfolio has filed a Form N-CSR or Form N-Q with the SEC.

Pursuant to policies and procedures adopted by the Board of Trustees, the Portfolios have ongoing arrangements to release portfolio holdings information on a daily basis (with no lag time) to the Advisor, Transfer Agent, Fund Accountant and Custodian and on an as needed basis to other third parties providing services to the Portfolio.  The Advisor, Transfer Agent, Fund Accountant and Custodian receive current portfolio holdings information daily in order to carry out the essential operations of the Portfolios.   On an ad hoc basis, the Portfolios disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisor s or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Portfolios, the Advisor, the Transfer Agent, the Fund Accountant and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about each Portfolio’s portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or special basis must  submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of each Portfolio’s shareholders, (ii) the information will be kept confidential (based on the factors discussed below),  (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Portfolio shareholders and those of the Advisor, or any affiliated person of the Portfolios or the Advisor. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Portfolios, as a result of disclosing the Portfolio’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Portfolios’ Advisor, Transfer Agent, Fund Accountant and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Portfolios’ holdings and the duty not to trade on the non-public information.  The Portfolios believe, based upon its size and history, that these are reasonable procedures to protect the confidentiality of each Portfolio’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of each Portfolio is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the net asset value, see “How to Purchase and Redeem Shares – When Your Order is Processed” in the prospectus.

Equity securities, including shares of ETFs, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price or, in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP").  Lacking a last sale price or NOCP, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Portfolios do not intend to redeem shares in any form except cash.  However, if the amount redeemed is over the lesser of $250,000 or 1% of a Portfolio’s net asset value, each Portfolio has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Portfolio’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Portfolio.

TAX CONSEQUENCES

Each Portfolio intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended.  Under provisions of Subchapter M, each Portfolio, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Subchapter M, at least 90% of a Portfolio’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of a Portfolio’s total assets may be in two or more securities that exceed 5% of the total assets of the Portfolio at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause a Portfolio to be considered a personal holding company subject to normal corporate income taxes.  A Portfolio then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Portfolio.   Any subsequent dividend distribution of a Portfolio’s earnings after taxes would still be taxable as received by shareholders.  The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “qualifying dividends” to 15% (5% for those in 10% or 15% income tax bracket). A Portfolio may invest in companies that pay “qualifying dividends.”  Investors in the Portfolios may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Portfolios.

The holding of the foreign currencies and investments by a Portfolio in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Portfolio.   Each Portfolio investing in foreign securities may be subject to foreign withholding taxes on income from its investments.  In any year in which more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of securities of foreign corporations, the Portfolio may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders.  The insurance company segregated asset accounts holding Portfolio shares should consider the impact of this election.

Holders of Contracts under which assets are invested in the Portfolios should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

Each Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements imposed on each Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors.  Because Section 817(h) and those regulations treat the assets of each Portfolio as assets of the corresponding division of the insurance company separate accounts, each Portfolio intends to comply with these diversification requirements.  Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer.  The regulations also provide that a Portfolio's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment advisor or affiliate in connection with the creation or management of a Portfolio or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Asset Diversification is satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs.  Failure of a Portfolio to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

Tax Distribution: Each Portfolio’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Portfolios, may be subject to federal income tax payable by shareholders. All income realized by the Portfolios, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of Portfolio shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Portfolios.

Federal Withholding: The Portfolios are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Portfolios that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Portfolios to the Advisor.  The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of each Portfolio’s shareholders, and those of the Advisor or an affiliated person of the Advisor.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Advisor shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Advisor ’s (or any sub- advisor ’s) proxy voting policies.  The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Portfolio shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Portfolio’s vote will be cast.

The Advisor’s proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-877-645-1707.  The information also will be available on the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-877-645-1707 and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

The financial statements of the XTF Funds for the year ended December 31, 2007, which are included in the Trust’s Annual Report to Shareholders dated December 31, 2007, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent registered public accounting firm’s reports.

APPENDIX A -  PROXY VOTING POLICIES

CLS INVESTMENT FIRM, LLC

PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

I.

POLICY

CLS Investment Firm, LLC (“CLS”) acts as a discretionary investment adviser for various clients, including registered open-end investment companies ( “ mutual funds”).  CLS’ authority to vote proxies or act with respect to other shareholder actions is set forth in its investment advisory contracts or specified by the provisions of the Investment Company Act of 1940, as amended (the “Investment Company Act”).  CLS’ general policy with respect to proxy voting and corporate actions is set forth below.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

Proxies for client accounts

CLS does not receive proxies for securities held in client accounts unless otherwise specified under a written agreement.  It is the policy of CLS to not vote, nor give any advice how to vote, proxies for securities held in client accounts.  Proxies for securities held in client accounts will be received by the client directly from the custodian of the client’s assets, or will be handled as otherwise agreed between the client and the custodian.

Proxies for the AdvisorOne Funds

CLS serves as investment adviser to certain investment companies under the AdvisorOne Funds trust (each a “Fund”).  Each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated (“Underlying Funds”).  As a fund of funds, the Funds are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner.  In particular it is the policy of CLS to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act.  All proxies received from Underlying Funds will be reviewed with the Chief Compliance Officer or appropriate legal counsel to ensure proper voting.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

II.

PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by CLS to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), as well as the provisions of the Investment Company Act.

III.

PROCEDURES

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by CLS are voted in a timely manner and in a manner consistent with the established CLS policies.  Although the majority of proxy proposals can be handled in accordance with CLS’ established proxy policies, CLS recognizes that some proposals require special consideration that may dictate that CLS make an exception to its general proxy voting policies.

The Chief Compliance Officer is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests which require shareholder action received by CLS are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.  All material conflict of interest so identified by CLS will be addressed according CLS’ procedures set forth below:

1.

Vote in Accordance with the Established Policy.  In most instances, CLS has little or no discretion to deviate from its general proxy voting policy and shall vote in accordance with such pre-determined voting policy.

2.

Client Direction.  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, CLS will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client.  If any proxy material is received by CLS, it will promptly be forwarded to the client or specified third party.

3.

 Obtain Consent of Clients.  To the extent that CLS has discretion to deviate with respect to the proposal in question, CLS will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of CLS’ conflict that the client would be able to make an informed decision regarding the vote.  If a client does not respond to such a conflict disclosure request or denies the request, CLS will abstain from voting the securities held by that client’s account.

4.

Client Directive to Use an Independent Third Party.  Alternatively, a client may, in writing, specifically direct CLS to forward all proxy matters in which CLS has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation.  Where such independent third party’s recommendations are received on a timely basis, CLS will vote all such proxies in accordance with such third party’s recommendation.  If the third party’s recommendations are not timely received, CLS will abstain from voting the securities held by that client’s account.

IV.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, CLS will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that CLS may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by CLS that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

CLS will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how CLS voted proxies with respect to the clients’ portfolio securities.  Clients may obtain information on how their securities were voted or a copy of CLS’ Policies and Procedures by written request addressed to CLS.  CLS will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

V.

GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where CLS’ general voting policies do not apply the following guidelines are to be used in voting proposals, but will not be used as rigid rules.  Each proxy issue will be considered individually.

A.

Oppose

CLS will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

1.

Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.

Proposals to stagger board members’ terms;

b.

Proposals to limit the ability of shareholders to call special meetings;

c.

Proposals to require super majority votes;

d.

Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.

Proposals regarding “fair price” provisions;

f.

Proposals regarding “poison pill” provisions; and

g.

Permitting “green mail”.

2.

Providing cumulative voting rights.

3.

“Social issues,” unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

B.

Approve

CLS will generally vote in favor of routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

1.

Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.

Date and place of annual meeting.

3.

Limitation on charitable contributions or fees paid to lawyers.

4.

Ratification of directors’ actions on routine matters since previous annual meeting.

5.

Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues.

CLS will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.

Limiting directors’ liability

7.

Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8.

CLS generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.

Employee Stock Purchase Plan

10.

Establish 401(k) Plan

C.

Case-By-Case

CLS will review each issue in this category on a case-by-case basis.  Voting decisions will be made based on the financial interest of the fund.  These matters include:

1.

Pay directors solely in stocks

2.

Eliminate director mandatory retirement policy

3.

Rotate annual meeting location/date

4.

Option and stock grants to management and directors

5.

Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

XTF Advisors Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated October 9, 2006, previously filed on October 27, 2006 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(a)(2)

Certificate of Trust as filed with the State of Delaware on October 9, 2006, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(b)	By-Laws, effective as of October 9, 2006, previously filed on October 27, 2006 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws, previously filed on October 27, 2006 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(d) (1)

Investment Advisory Agreement between the Registrant, on behalf of the XTF Funds, and XTF Advisors LLC, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(d)(2)	Interim Investment Advisory Agreement between the Registrant, on behalf of the XTF Funds, and CLS Investment Firm, LLC, filed herewith.
(e) (1)

Underwriting Agreement between the Registrant, on behalf of the XTF Funds, and XTF Capital LLC, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(e)(2)	Underwriting Agreement between the Registrant, on behalf of the XTF Funds, and Aquarius Fund Distributors, LLC, filed herewith.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)

Custody Agreement between the Registrant, on behalf of the XTF Funds, and The Bank of New York, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(h)(1) (h)(2) (h)(3) (h)(4) (h)(5) (h)(6)

Fund Accounting Service Agreement between the Registrant, on behalf of the XTF Funds, and Gemini Fund Services, LLC, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

Administration Service Agreement between the Registrant, on behalf of the XTF Funds, and Gemini Fund Services, LLC, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

Transfer Agency Service Agreement between the Registrant, on behalf of the XTF Funds, and Gemini Fund Services, LLC previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

Participation Agreement with Genworth Life & Annuity VA Separate Accounts previously filed with the SEC on April 5, 2007 in Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

Participation Agreement with Genworth Life of New York VA Separate Account previously filed with the SEC on April 5, 2007 in Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

Form of Expense Limitation Agreement to be filed by amendment.

(i)	Opinion and Consent of Counsel, filed herewith ..

(j)(1) (j)(2)

Consent of Independent Auditors, to be filed by amendment.

Powers of Attorney, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(k)	Omitted Financial Statements, none.
(l)	Initial Capital Agreements. Not Applicable
(m)

Rule 12b-1 Plan on behalf of the XTF Funds, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(n)

Rule 18f-3 Plan on behalf of the XTF Funds, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(p)(1) (p)(2)

Code of Ethics of XTF Advisors Trust, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

Code of Ethics of XTF LP, previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

(p)(3) (p)(4)	Code of Ethics of CLS Investment Firm, LLC, filed herewith. Code of Ethics of Aquarius Fund Distributors, LLC, filed herewith.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

As of the date of this filing, XTF Advisors Trust is under common control with CLS Investment Firm, LLC, the Trusts' investment adviser , Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent, and Aquarius Fund Distributors, LLC, the Trust’s Underwriter.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors, LLC (“ Aquarius ”), its several officers and directors, and any person who controls Aquarius within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which Aquarius , its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide Aquarius with advertising or sales materials to be filed with the NASD on a timely basis.

The Custody Agreement with the Bank of New York provides that the Registrant agrees to indemnify the Custodian and hold Custodian harmless from and against any and all losses sustained or incurred by or asserted against Custodian by reason of or as a result of any action or inaction, or arising out of Custodian’s performance hereunder, including reasonable fees and expenses of counsel incurred by Custodian in a successful defense of claims by the Registrant; provided however, that the Fund shall not indemnify Custodian for those losses arising out of Custodian’s own negligence or willful misconduct.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of CLS Investment Firm, LLC , the Adviser to the XTF Funds, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser .. ”  The information required by this Item 26 with respect to each director, officer or partner of CLS Investment Firm, LLC is incorporated by reference to Form ADV filed by CLS Investment Firm, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 57265 ).

ITEM 27.

PRINCIPAL UNDERWRITER.

 (a)      Aquarius , the principal underwriter of the Registrant, also acts as principal underwriter for AdvisorOne Funds, a five series registered investment company, and several other investment companies not affiliated with the Registrant.

(b)

Aquarius is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AQUARIUS FUND DISTRIBUTORS, LLC , a Nebraska limited liability, is 4020 South 147 th Street, Omaha, Nebraska 68137 ..   Aquarius is an affiliate of CLS Investment Firm, LLC and Gemini Fund Services, LLC ..  To the best of Registrant’s knowledge, the following are the members and officers of Aquarius :

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, President, Secretary	Secretary & Chief Legal Officer
W. Patrick Clarke	Manager	President
Daniel Applegarth	Treasurer	None
Janelle Hardy	CCO	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York (‘BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the XTF Funds pursuant to a Custody Agreement between BONY and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors , LLC , a Nebraska limited liability, located at 4020 South 147 th Street, Omaha, Nebraska 68137. serves as principal underwriter for the XTF Funds, maintain all records required to be maintained pursuant to the Funds’ Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

CLS Investment Firm, LLC located at located at 4020 South 147 th Street, Omaha, Nebraska 68137, pursuant to the Interim Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the XTF Funds.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

See Item 25.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 3rd day of March , 2008 ..

XTF ADVISORS TRUST

(Registrant)

By:

/s/ Andrew Rogers

            Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Woods *	Trustee & Chairman	March 3, 200 8
L. Merill Bryan*	Trustee	March 3, 2008
Gary Lanzen*	Trustee	March 3, 2008
Anthony Hertl*	Trustee	March 3, 2008
Michael Miola*	President	March 3, 2008
/s/ Andrew Rogers Andrew Rogers	Treasurer	March 3, 2008

By:

Date:

/s/ Emile R. Molineaux

March 3, 2008

Emile R. Molineaux

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed with the SEC on March 12, 2007 in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A, and hereby incorporated by reference.

EXHIBIT INDEX

EXHIBIT	EXHIBIT NO.

Interim Investment Advisory Agreement between the Registrant, on behalf of the XTF Funds, and CLS Investment Firm, LLC	EX-99.d.2
Underwriting Agreement between the Registrant, on behalf of the XTF Funds, and Aquarius Fund Distributors, LLC	EX-99.e.2
Opinion and Consent of Counsel	EX-99.i
Code of Ethics of CLS Investment Firm, LLC	EX-99.p.3
Code of Ethics of Aquarius Fund Distributors, LLC	EX-99.p.4